Gold Track Select

Prospectus

This prospectus describes Gold Track Select, a flexible premium group variable annuity contract (the “Contract”) issued by The Travelers Insurance Company (the “Company,” “us” or “we”).

The Contract’s value will vary daily to reflect the investment experience of the funding options you select and the interest credited to the Fixed Account. The variable funding options available through Travelers Separate Account QP for Variable Annuities are:

Capital Appreciation Fund	Smith Barney Investment Series
High Yield Bond Trust	Smith Barney Large Cap Core Portfolio
Managed Assets Trust	Smith Barney Premier Selections All Cap Growth Portfolio
Money Market Portfolio	Strong Variable Insurance Funds, Inc.
AIM Variable Insurance Funds	Strong Multi Cap Value Fund II
AIM V.I. Premier Equity Fund – Series I(1)	Travelers Series Fund Inc.
CitiStreet Funds, Inc.	AIM Capital Appreciation Portfolio
CitiStreet Diversified Bond Fund – Class I	Alliance Growth Portfolio
CitiStreet International Stock Fund – Class I	MFS Total Return Portfolio
CitiStreet Large Company Stock Fund – Class I	Putnam Diversified Income Portfolio
CitiStreet Small Company Stock Fund – Class I	Smith Barney Aggressive Growth Portfolio
Credit Suisse Trust(2)	Smith Barney High Income Portfolio
Credit Suisse Emerging Markets Portfolio	Smith Barney International All Cap Growth Portfolio
Delaware VIP Trust(3)	Smith Barney Large Capitalization Growth Portfolio
VIP REIT Series — Standard Class(4)	The Travelers Series Trust
VIP Small Cap Value Series — Standard Class(5)	Disciplined Mid Cap Stock Portfolio
Dreyfus Variable Investment Fund	Equity Income Portfolio
Appreciation Portfolio — Initial Shares	Federated Stock Portfolio
Small Cap Portfolio — Initial Shares	Large Cap Portfolio
Greenwich Street Series Fund	Lazard International Stock Portfolio
Appreciation Portfolio	MFS Emerging Growth Portfolio
Equity Index Portfolio — Class II	MFS Mid Cap Growth Portfolio
Fundamental Value Portfolio(6)	MFS Research Portfolio
Janus Aspen Series	Social Awareness Stock Portfolio
Aggressive Growth Portfolio — Service Shares	Travelers Quality Bond Portfolio
Balanced Portfolio — Service Shares	U.S. Government Securities Portfolio
Worldwide Growth Portfolio — Service Shares	Utilities Portfolio
PIMCO Variable Insurance Trust	Van Kampen Life Investment Trust
Total Return Portfolio — Administrative Class(6)	Emerging Growth Portfolio — Class II
Putnam Variable Trust	Enterprise Portfolio — Class II
Putnam VT International Growth Fund — Class IB Shares	Variable Annuity Portfolios
Putnam VT Small Cap Value Fund – Class IB Shares	Smith Barney Small Cap Growth Opportunities Portfolio
Putnam VT Voyager II Fund — Class IB Shares	Variable Insurance Products Fund II (Fidelity)
Salomon Brothers Variable Series Fund, Inc.	Contrafund® Portfolio — Service Class 2
Capital Fund	Variable Insurance Products Fund III (Fidelity)
Investors Fund	Dynamic Capital Appreciation Portfolio — Service Class 2
Small Cap Growth Fund	Mid Cap Portfolio — Service Class 2
Total Return Fund

______________

(1)	Formerly AIM V.I. Value Fund.	(4)	Formerly REIT Series
(2)	Formerly Credit Suisse Warburg Pincus Trust	(5)	Formerly Small Cap Value Series
(3)	Formerly Delaware Group Premium Fund	(6)	Formerly Total Return Bond Portfolio

The Fixed Account is described in a separate prospectus. The Contract, certain contract features and/or some of the funding options may not be available in all states. The current prospectuses for the underlying funds that support the variable funding options must accompany this prospectus. Read and retain them for future reference.

This prospectus sets forth the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a Statement of Additional Information (“SAI”) dated May 1, 2002. We filed the SAI with the Securities and Exchange Commission (“SEC”) and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, CT 06183-5030, call 1-800-842-9368, or access the SEC’s website (http://www.sec.gov). See Appendix B for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Variable Annuity Contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus Dated: May 1, 2002

TABLE OF CONTENTS

Index of Special Terms	2	Variable Annuity	30
Summary	3	Fixed Annuity	30
Fee Table	6	Election of Options	30
Condensed Financial Information	16	Retired Life Certificate	31
The Annuity Contract	16	Allocation of Cash Surrender Value During the
Contract Owner Inquiries	16	Annuity Period	31
Allocated Contracts	16	Annuity Options	31
Unallocated Contracts	16	Variable Liquidity Benefit	32
Purchase Payments	16	Miscellaneous Contract Provisions	32
Accumulation Units	17	Right to Return	32
The Variable Funding Options	17	Termination of Allocated Contracts	32
Charges and Deductions	22	Contract Exchanges	33
General	22	Suspension of Payments	33
Withdrawal Charge	23	The Separate Account	33
Free Withdrawal Allowance	24	Performance Information	34
Mortality and Expense Risk Charge	24	Standardized Method	34
Variable Liquidity Benefit Charges	24	Nonstandardized Method	34
Variable Funding Option Expenses	24	General	34
Premium Tax	24	Federal Tax Considerations	35
Changes in Taxes Based Upon Premium or		Non-Resident Aliens	35
Value	25	General Taxation of Annuities	35
Administrative Charge	25	Qualified Annuity Contracts	35
TPA Administrative Charges	25	Penalty Tax for Premature Distributions	35
Transfers	25	Diversification Requirements	35
Dollar Cost Averaging	26	Ownership of the Investments	36
Asset Allocation Advice	27	Mandatory Distributions for Qualified Plans	36
Access to your Money	27	Taxation of Death Benefit Proceeds	36
Systematic Withdrawals	27	Other Information	36
Ownership Provisions	27	The Insurance Company	36
Types of Ownership	27	Distribution of Variable Annuity Contracts	36
Beneficiary	28	Conformity with State and Federal Laws	36
Death Benefit	28	Voting Rights	37
Death Benefit Proceeds Prior to Maturity Date	28	Contract Modification	37
Payment of Proceeds	29	Legal Proceedings	37
Death Benefit Proceeds After Maturity Date	29	APPENDIX A: Condensed Financial Information	A-1
The Annuity Period	29	APPENDIX B: Contents of the Statement Of
Maturity Date	29	Additional Information	B-1
Allocation of Annuity	29	APPENDIX C: Texas Optional Retirement Plan
		Participants	C-1

INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Period	7	Contract Year	7
Accumulation Unit	7	Death Report Date	19
Annuitant	18	Fixed Account	3
Annuity Commencement Date	7	Individual Account
Annuity Payments	3	Maturity Date	20
Annuity Unit	8	Net Investment Rate	21
Cash Surrender Value	18	Participant	3
Cash Value	3	Purchase Payment	7
Certificate	22	Underlying Fund	8
Contract Date	7	Variable Funding Options	15
Contract Owner	18	Written Request	3
Contract Value	7

Summary:
Travelers Gold Track Select Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

Can you give me a general description of the Variable Annuity Contract? The Contract offered by the Travelers Insurance Company is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose to receive annuity payments from the Fixed Account or the variable funding options. If you want to receive payments from your annuity, you can choose one of a number of annuity options.

Once you choose one of the annuity options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

Who should purchase this Contract? The Contract is currently available for use in connection with qualified retirement plans (which include contracts qualifying under Section 401(a), 403(b), or 457 of the Internal Revenue Code (the “Code”). The Contract may also be issued for nonqualified and unfunded deferred compensation plans, which do not qualify for special treatment under the Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing the Contract for its Death Benefit, Annuity Option Benefits or other non-tax related benefits.

The minimum purchase payment allowed is an average of $1,000 annually per individual certificate, or $10,000 annually per group contract.

Who is the Contract issued to? If a group allocated Contract is purchased, we issue certificates to the individual participants. If a group unallocated Contract is purchased, we issue only the Contract. Where we refer to “you,” we are referring to the group participant. Where we refer to your Contract, we are referring to a group allocated Contract or individual certificate, as applicable.

Depending on your retirement plan provisions, certain features and/or funding options described in this prospectus may not be available to you (for example, dollar-cost averaging, the CHART program, etc.). Your retirement plan provisions supercede the prospectus. If you have any questions about your specific retirement plan, contact your plan administrators.

Is there a Right to Return Period? If the Contract is issued to a tax-deferred annuity plan, deferred compensation plan or combined qualified/tax-deferred annuity plan, and you cancel the Contract within ten days after you receive it, you receive a full refund of the cash value plus any Contract charges you paid (but not fees and charges assessed by the underlying funds). Where state law requires a longer right to return (free look), or the return of the purchase payments, we will comply. You bear the investment risk on the purchase payments allocated to a variable funding option during the free look period; therefore, the cash value returned to you may be greater or less than your purchase payment. The cash value will be determined as of the close of business on the day we receive a written request for a refund. There is no right to return period for unallocated contracts.

Can you give a general description of the variable funding options and how they operate? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund (“underlying fund”) that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer among the variable funding options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may also transfer between the Fixed Account and the non-competing variable funding options at least once every six months, provided no more than 20% of the Fixed Account value is transferred out in any contract year.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct a maximum sub-account administrative charge of .10% annually, depending upon the terms of your allocated contract. We deduct a maximum annual insurance charge of 1.20% of the amounts you direct to the variable funding options. Each funding option also charges for management costs and other expenses.

If you withdraw amounts from the Contract, a surrender charge may apply. The amount of the charge depends on the length of time the Contract has been in force. If you withdraw all amounts under the Contract, or if you begin receiving annuity/income payments, we may be required by your state to deduct a premium tax.

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 5% of the amounts withdrawn. Please refer to “The Annuity Period” for a description of this benefit.

How will my purchase payments and withdrawals be taxed? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

You may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

What is the Death Benefit under the Contract? The death benefit applies upon the first death of the owner, joint owner or annuitant. Assuming you are the annuitant, if you die before you move to the income phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit paid depends on your age at the time of your death. The death benefit is calculated as of the close of the business day on which the Home Office receives due proof of death. Please refer to the Death Benefit section of the prospectus for more details.

Where may I find out more about accumulation unit values? The Condensed Financial Information in Appendix A to this prospectus provides more information about accumulation unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

    Asset Allocation Advice. If allowed, you may elect to enter into a separate advisory agreement with CitiStreet Financial Services LLC. (“CFS”), an affiliate of the Company, for the purpose of receiving asset allocation advice under CFS’s CHART Program. The CHART Program allocates all purchase payments among the CitiStreet Funds. The CHART Program and applicable fees are fully described in a separate disclosure statement.
    Systematic Withdrawal Option. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

FEE TABLE

The purpose of this Fee Table is to assist contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See “Charges and Deductions” in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. Each variable funding option purchases shares of the underlying fund at net asset value. The net asset value already reflects the deduction of each underlying fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of underlying fund expenses.

We receive payments from some of the underlying funds or their affiliates for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an underlying fund on behalf of Travelers’ Separate Accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

The amounts shown in the table are based on historical fund expenses, as a percentage of each fund’s average daily net assets as of December 31, 2001 (unless otherwise indicated). This information was provided by the funds and we have not independently verified it. More detail concerning each fund’s fees and expenses is contained in the prospectus for each underlying fund.

Maximum Transaction Expenses

Surrender Charge	Contract / Certificate Year	Percentage
As a percentage of amount surrendered	0-2	5%
	3-4	4%
	5-6	3%
	7-8	2%
	9+	0%

  During the annuity period, if you have elected the Variable Liquidity Benefit, a surrender charge of up to 5% of the amount withdrawn will be assessed. See “Variable Liquidity Benefit.”

Maximum Annual Separate Account Charges

Mortality & Expense Risk Charge	1.20%
(As a percentage of average daily net assets of the Separate Account)

Other Annual Charges

Funding Option Administrative Charge	0.10%
(As a percentage of amounts allocated to the variable funding options under allocated contracts)

Variable Funding Option Expenses:

(as a percentage of average daily net assets of the funding option as of December 31, 2001, unless otherwise noted)

Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (after expense reimbursement)	Total Annual Operating Expenses (after expense reimbursement)

Capital Appreciation Fund	0.75%	-	0.09%	0.84%
High Yield Bond Trust	0.50%	-	0.23%	0.73%
Managed Assets Trust	0.50%	-	0.09%	0.59%
Money Market Portfolio	0.32%	-	0.08%	0.40%(1)
AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I	0.60%	-	0.25%	0.85%(2)
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I	0.45%	-	0.20%	0.65%
CitiStreet International Stock Fund — Class I	0.67%	-	0.19%	0.86%
CitiStreet Large Company Stock Fund — Class I	0.57%	-	0.12%	0.69%
CitiStreet Small Company Stock Fund — Class I	0.57%	-	0.20%	0.77%
CitiStreet Funds, Inc. (Including Chart Fee)
CitiStreet Diversified Bond Fund — Class I	0.45%	-	1.45%	1.90%
CitiStreet International Stock Fund — Class I	0.67%	-	1.44%	2.11%
CitiStreet Large Company Stock Fund — Class I	0.57%	-	1.37%	1.94%
CitiStreet Small Company Stock Fund — Class I	0.57%	-	1.45%	2.02%
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio	0.76%	-	0.64%	1.40%(3)
Delaware VIP Trust
VIP REIT Series – Standard Class	0.71%	-	0.14%	0.85%(4)
VIP Small Cap Value Series – Standard Class	0.73%	-	0.11%	0.84%(5)
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	0.75%	-	0.03%	0.78%(6)
Small Cap Portfolio — Initial Shares	0.75%	-	0.04%	0.79%(6)
Franklin Templeton Variable Insurance Products Trust
Templeton Global Income Securities Fund – Class 1†	0.63%	-	0.08%	0.71%(7)
Greenwich Street Series Fund
Appreciation Portfolio	0.75%	-	0.02%	0.77%(8)
Equity Index Portfolio — Class II Shares*	0.21%	0.25%	0.03%	0.49%(8)
Fundamental Value Portfolio	0.75%	-	0.02%	0.77%(8)

Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (after expense reimbursement)	Total Annual Operating Expenses (after expense reimbursement)

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares*	0.65%	0.25%	0.02%	0.92%
Balanced Portfolio — Service Shares*	0.65%	0.25%	0.01%	0.91%
Worldwide Growth Portfolio — Service Shares*	0.65%	0.25%	0.04%	0.94%
The Montgomery Funds III
Montgomery Variable Series – Growth Fund†	1.00%	-	0.25%	1.25%(9)
OCC Accumulation Trust
Equity Portfolio†	0.80%	-	0.13%	0.93%(10)
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	0.25%	-	0.40%	0.65%(11)
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares*	0.76%	0.25%	0.18%	1.19%
Putnam VT Small Cap Value Fund — Class IB Shares*	0.80%	0.25%	0.30%	1.35%
Putnam VT Voyager II Fund — Class IB Shares*	0.70%	0.25%	0.77%	1.72%
Salomon Brothers Variable Series Fund Inc.
Capital Fund	0.83%	-	0.17%	1.00%(12)
Investors Fund	0.70%	-	0.12%	0.82%(13)
Small Cap Growth Fund	0.75%	-	0.72%	1.47%(14)
Total Return Fund	0.66%	-	0.34%	1.00%(15)
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	0.75%	-	0.18%	0.93%(20)
Smith Barney Premier Selection All Cap Growth Portfolio	0.75%	-	0.20%	0.95%(16)
Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II	0.65%	-	0.55%	1.20%(17)
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio	0.70%	-	0.13%	0.83%
Equity Income Portfolio	0.75%	-	0.04%	0.79%(18)
Federated High Yield Portfolio**	0.65%	-	0.24%	0.89%
Federated Stock Portfolio	0.63%	-	0.18%	0.81%
Large Cap Portfolio	0.75%	-	0.04%	0.79%(19)
Lazard International Stock Portfolio	0.83%	-	0.18%	1.01%
MFS Emerging Growth Portfolio	0.75%	-	0.14%	0.89%
MFS Mid Cap Growth Portfolio	0.80%	-	0.12%	0.92%
MFS Research Portfolio	0.80%	-	0.12%	0.92%
Social Awareness Stock Portfolio	0.61%	-	0.13%	0.74%
Travelers Quality Bond Portfolio	0.32%	-	0.13%	0.45%
U.S. Government Securities Portfolio	0.32%	-	0.13%	0.45%
Utilities Portfolio	0.65%	-	0.16%	0.81%

Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (after expense reimbursement)	Total Annual Operating Expenses (after expense reimbursement)

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	-	0.03%	0.83%(19)
Alliance Growth Portfolio	0.80%	-	0.02%	0.82%(17)
MFS Total Return Portfolio	0.80%	-	0.03%	0.83%(17)
Putnam Diversified Income Portfolio	0.75%	-	0.15%	0.90%(17)
Smith Barney Aggressive Growth Portfolio	0.80%	-	0.04%	0.84%(17)
Smith Barney High Income Portfolio	0.60%	-	0.07%	0.67%(17)
Smith Barney International All Cap Growth Portfolio	0.90%	-	0.10%	1.00%(17)
Smith Barney Large Cap Value Portfolio**	0.65%	-	0.02%	0.67%(17)
Smith Barney Large Capitalization Growth Portfolio	0.75%	-	0.03%	0.78%(17)
Smith Barney Money Market Portfolio**	0.50%	-	0.03%	0.53%(17)
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class II Shares*	0.70%	0.25%	0.06%	1.01%
Enterprise Portfolio Class II Shares*	0.48%	0.25%	0.12%	0.85%(18)
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	0.75%	-	0.15%	0.90%(19)
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2*	0.58%	0.25%	0.07%	0.90%(20)
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2*	0.58%	0.25%	0.85%	1.68%(21)
Mid Cap Portfolio — Service Class 2*	0.58%	0.25%	0.05%	0.88%(22)

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

**	Closed to new investors.

†	Closed to new investors. It is anticipated that this Fund will be closed to all investors on or about July 17, 2002, subject to the approval of the SEC.

Notes

(1)	Travelers Insurance reimbursed the portfolio for $44,028 in expenses for the year ended December 31, 2001 (the portfolio's fiscal year end). If such expenses were not reimbursed the actual expense ratio would have been 0.42%. For the year ended December 31, 2001, there was a voluntary expense limitation. As a result of the voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.40%.

(2)	Effective May 1, 2002 the Funds' name will change from AIM V.I. Value Fund to AIM V.I. Premier Equity Fund.

(3)	Fee waivers, expense reimbursements, or expense credits reduced expenses for the Emerging Markets Portfolio during 2001, but this may be discontinued at any time. Without such arrangements, the Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 0.64% and 1.89%, respectively. The Other Expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 2001, net of any fee waivers or expense reimbursements.

(4)	The investment advisor for the Delaware VIP REIT Series is Delaware Management Company (DMC). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.89% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

(5)	The investment advisor for the Delaware VIP Small Cap Value Series is Delaware Management Company (DMC). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%, exclusive of taxes, interest, brokerage commission, distribution fees, and extraordinary expenses. Without such an arrangement, the total operating expense for the Series would have been 0.86% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

(6)	The expenses shown are for the fiscal year ended December 31, 2001. Current or future expenses may be greater or less than those presented. Please consult the underlying mutual fund prospectus for more complete information.

(7)	The fund administration fee is paid indirectly through the Management Fee for Templeton Global Income Securities Fund – Class 1.

(8)	Expenses are as of December 31, 2001 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

(9)	Montgomery Asset Management has contractually agreed to reduce its fees and/or expenses to limit the Fund’s total annual operating expenses (excluding interest and tax expenses) to 1.25%

(10)	Total Annual Operating Expenses include expenses offset by earnings and fee credits from the custodian bank.

(11)	"Other Expenses" reflects a 0.25% administrative fee, a 0.15% service fee, and 0.01% representing the Portfolio’s pro rata Trustees’ fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees, 0.65% of average daily net assets. Without such reduction, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(12)	The Manager has waived a portion of its management fees for the year ended December 31, 2001. If such fees were not waived, the actual expenses ratio would have been 1.02%. As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(13)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(14)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.50%.

(15)	The Manager has waived all or a portion of its management fees for the year ended December 31, 2001. If such fees were not waived or expenses not reimbursed, the actual expenses ratio would have been 1.14%. As a result of a voluntary expense limitation, expense ratios (excluding interest expense) will not exceed 1.00%.

(16)	The Manager reimbursed expenses of $45,159 for the year ended October 31, 2001. If such fees were not waived and expenses reimbursed, the actual expense ratio would have been 1.08%.

(17)	As compensation for its advisory services, the fund pays Strong a monthly management fee at an annual rate of 0.75% of the fund’s average daily net asset value. Strong has voluntarily agreed to waive the management fee and/or absorb the fund’s other expenses so that the total annual fund operating expenses are capped at 1.20%. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorptions after any appropriate notice to the fund’s shareholders. A cap on total annual fund operating expenses lowers the fund’s overall expense ratio and increases the fund’s return to investors. Without the waiver of the Management Fee the Total Annual Operating Expenses would have been 1.30%.

(18)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Equity Income Portfolio would have been 0.85%.

(19)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Large Cap Portfolio would have been 0.84%.

(20)	Expenses are as of October 31, 2001 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

(21)	If certain expenses had not been assumed by Van Kampen, Total Annual Operating Expenses for the Enterprise Portfolio Class II Shares would have been 0.87%.

(22)	The Manager has waived all or a portion of its total expenses for the year ended December 31, 2001. If such fees were not waived or expenses not reimbursed, the actual expenses ratio would have been 2.21%.

(23)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP II Contrafund Portfolio - Service Class 2 would have been 0.94%.

(21)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP Dynamic Capital Appreciation Portfolio - Service Class 2 would have been 3.77%. The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.75%. This arrangement can be discontinued by the fund's manager at any time. Including this reimbursement, the management fee, other expenses and total annual expenses in 2001 were 0.58%, 0.92% and 1.75%, respectively.

(22)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP III Mid Cap Portfolio - Service Class 2 would have been 0.94%.

Examples

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2001, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue.

Example with Surrender Charges (percentage of amount surrendered)

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above:

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

Capital Appreciation Fund	73	111	149	247	22	67	115	247
High Yield Bond Trust	72	107	144	236	21	64	109	236
Managed Assets Trust	71	103	137	221	19	59	102	221
Money Market Portfolio (Travelers)	69	98	128	201	17	54	92	201
AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I	73	111	150	248	22	67	115	248
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I	71	105	140	227	20	61	105	227
CitiStreet International Stock Fund — Class I	73	111	150	249	22	68	116	249
CitiStreet Large Company Stock Fund — Class I	72	106	142	232	20	62	107	232
CitiStreet Small Company Stock Fund — – Class I	72	108	146	240	21	65	111	240
CitiStreet Funds, Inc.(Including Chart Fee)
CitiStreet Diversified Bond Fund — Class I	83	141	200	350	32	99	167	350
CitiStreet International Stock Fund — Class I	85	147	210	369	34	105	177	369
CitiStreet Large Company Stock Fund — Class I	84	142	202	354	33	100	169	354
CitiStreet Small Company Stock Fund — Class I	84	144	206	361	33	102	173	361
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio	78	127	177	303	27	84	143	303
Delaware VIP Trust
VIP REIT Series – Standard Class	73	111	150	248	22	67	115	248
VIP Small Cap Value Series – Standard Class	73	111	149	247	22	67	115	247
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	73	109	147	241	21	65	112	241
Small Cap Portfolio — Initial Shares	73	109	147	242	21	65	112	242

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

Franklin Templeton Variable Insurance Products Trust
Templeton Global Income Securities Fund – Class 1††	72	107	143	234	20	63	108	234
Greenwich Street Series Fund
Appreciation Portfolio	72	108	146	240	21	65	111	240
Equity Index Portfolio — Class II Shares	70	100	132	211	18	56	97	211
Fundamental Value Portfolio	72	108	146	240	21	65	111	240
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares	74	113	153	255	23	69	119	255
Balanced Portfolio — Service Shares	74	113	153	254	22	69	118	254
Worldwide Growth Portfolio — Service Shares	74	113	154	257	23	70	120	257
The Montgomery Funds III
Montgomery Variable Series: Growth Fund††	77	122	169	289	26	79	136	289
OCC Accumulation Trust
Equity Portfolio††	74	113	154	256	23	70	119	256
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	71	105	140	227	20	61	105	227
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	76	121	167	283	25	78	133	283
Putnam VT Small Cap Value Fund — Class IB Shares	78	125	174	298	27	82	141	298
Putnam VT Voyager II Fund — Class IB Shares	81	136	192	334	30	93	159	334
Salomon Brothers Variable Series Fund Inc.
Capital Fund	75	115	157	264	23	72	123	264
Investors Fund	73	110	148	245	22	66	114	245
Small Cap Growth Fund	79	129	180	310	28	86	146	310
Total Return Fund	75	115	157	264	23	72	123	264
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	74	113	154	256	23	70	119	256
Smith Barney Premier Selections All Cap Growth Portfolio	74	114	155	258	23	70	120	258
Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II	77	121	167	284	25	78	133	284

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio	73	110	149	246	22	67	114	246
Equity Income Portfolio	73	109	147	242	21	65	112	242
Federated High Yield Portfolio +	74	112	152	252	22	69	117	252
Federated Stock Portfolio	73	110	148	244	21	66	113	244
Large Cap Portfolio	73	109	147	242	21	65	112	242
Lazard International Stock Portfolio	75	115	158	265	23	72	124	265
MFS Emerging Growth Portfolio	74	112	152	252	22	69	117	252
MFS Mid Cap Growth Portfolio	74	113	153	255	23	69	119	255
MFS Research Portfolio	74	113	153	255	23	69	119	255
Social Awareness Stock Portfolio	72	108	145	237	21	64	110	237
Travelers Quality Bond Portfolio	69	99	130	206	18	55	95	206
U.S. Government Securities Portfolio	69	99	130	206	18	55	95	206
Utilities Portfolio	73	110	148	244	21	66	113	244
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	73	110	149	246	22	67	114	246
Alliance Growth Portfolio	73	110	148	245	22	66	114	245
MFS Total Return Portfolio	73	110	149	246	22	67	114	246
Putnam Diversified Income Portfolio	74	112	152	253	22	69	118	253
Smith Barney Aggressive Growth Portfolio	73	111	149	247	22	67	115	247
Smith Barney High Income Portfolio	72	106	141	230	20	62	106	230
Smith Barney International All Cap Growth Portfolio	75	115	157	264	23	72	123	264
Smith Barney Large Cap Value Portfolio +	72	106	141	230	20	62	106	230
Smith Barney Large Capitalization Growth Portfolio	73	109	147	241	21	65	112	241
Smith Barney Money Market Portfolio†	70	101	134	215	19	58	99	215
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class II Shares	75	115	158	265	23	72	124	265
Enterprise Portfolio Class II Shares	73	111	150	248	22	67	115	248

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	74	112	152	253	22	69	118	253
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	74	112	152	253	22	69	118	253
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	81	135	190	330	30	92	157	330
Mid Cap Portfolio — Service Class 2	74	112	151	251	22	68	117	251
+	Closed to new investors.

††	Closed to new investors. It is anticipated that this Fund will be closed to all investors on or about July 17, 2002, subject to the approval of the SEC.

CONDENSED FINANCIAL INFORMATION

See Appendix A.

THE ANNUITY CONTRACT

Travelers Gold Track Select Annuity is a contract between the contract owner (“you”) and the Company. This is the prospectus - it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity payments, beginning on a future date that you choose, the maturity date (referred to as the Annuity Commencement Date” in your Contract.). The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one Fixed Account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account contract value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account contract value”). The contract value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the Contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term “written request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

Allocated Contracts

A group allocated Contract will cover all present and future participants under the Contract. A participant under an allocated Contract receives a certificate that evidences participation in the Contract.

Unallocated Contracts

We offer an unallocated annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a Third Party Administrator (TPA).

We will issue the Contracts to an employer or the trustee(s) or custodian of an employer’s Qualified Plan. We hold all purchase payments under the Contract, as directed by the contract owner. There are no individual accounts under the unallocated Contracts for individual participants in the Qualified Plan.

Purchase Payments

The minimum purchase payment allowed is an average of $1,000 annually per individual certificate, or $10,000 annually per group contract. The initial purchase payment is due and payable before the Contract becomes effective.

We will apply the initial purchase payment within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments to a Contract on the same business day, if received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Accumulation Units

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

The Variable Funding Options

You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and contract owners should not compare the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9368 to request additional copies of the prospectuses.

If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

Investment Options	Investment Objective	Investment Adviser/Subadviser
Capital Appreciation Fund	Seeks growth of capital through the use of common stocks. Income is not an objective. The Fund invests principally in common stocks of small to large companies which are expected to experience wide fluctuations in price both in rising and declining markets.	Travelers Asset Management International Company LLC (“TAMIC”) Subadviser: Janus Capital Corp.
High Yield Bond Trust*	Seeks generous income. The assets of the High Yield Bond Trust will be invested in bonds which, as a class, sell at discounts from par value and are typically high risk securities.	TAMIC
Managed Assets Trust**	Seeks high total investment return through a fully managed investment policy in a portfolio of equity, debt and convertible securities.	TAMIC Subadviser: Travelers Investment Management Company (“TIMCO”)
Money Market Portfolio*	Seeks high current income from short-term money market instruments while preserving capital and maintaining a high degree of liquidity.	TAMIC
AIM Variable Insurance Funds
A.I.M V.I. Premier Equity Fund – Series I	Seeks to achieve long-term growth of capital by investing primarily in equity securities of undervalued companies. Income is a secondary objective.	AIM Advisers, Inc.

Investment Options	Investment Objective	Investment Adviser/Subadviser
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund – Class I	Seeks maximum long-term total return (capital appreciation and income) by investing primarily in fixed income securities.	CitiStreet Funds Management LLC. (“CitStreet”) Subadviser: Western Asset Management Company; Salomon Brothers Asset Management Inc. (“SBAM”); and SSgA Funds Management, Inc. (“SSgA”)
CitiStreet International Stock Fund – Class I	Seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of established non-U.S. companies.	CitiStreet Subadviser: Bank of Ireland Asset Management (U.S.) Limited; Smith Barney Fund Management, LLC, and SSgA
CitiStreet Large Company Stock Fund – Class I	Seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of well-established companies.	CitiStreet Subadvisers Wellington Management Company; Putnam Investment Management LLC, and SSgA
CitiStreet Small Company Stock Fund – Class I	Seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of small companies.	CitiStreet Subadviser: TCW Investment Management Company; SBAM; and SSgA
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio	Seeks long-term growth of capital by investing in equity securities of companies located in or conducting a majority of their business in emerging markets.	Credit Suisse Asset Management, LLC
Delaware VIP Trust
VIP REIT Series — Standard Class	Seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. Under normal circumstances, the Series will invest at least 80% of its net assets in investments of real estate investment trusts (REITs).	Delaware Management Company, Inc.
VIP Small Cap Value Series — Standard Class	Seeks capital appreciation by investing primarily in stocks of companies whose market values appear low relative to underlying value or future earnings and growth potential. Under normal circumstances, at least 80% of the Series’ net assets will be in investments of small cap companies.	Delaware Management Company, Inc.
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	Seeks primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. The portfolio invests primarily in the common stocks of domestic and foreign insurers.	The Dreyfus Corporation Subadviser: Fayez Sarofim & Co
Small Cap Portfolio — Initial Shares	Seeks to maximize capital appreciation by investing at least 80% of its assets in stocks of small-cap companies. Small-cap companies are defined as those with market capitalizations of less than $2 billion at the time of purchase..	The Dreyfus Corporation
Franklin Templeton Variable Insurance Products Trust
Templeton Global Income Securities Fund – Class 1††	Seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration. Under normal market conditions, the fund will invest at least 65% of its total assets in the debt securities of governments and their political subdivisions and agencies, supranational organizations, and companies located anywhere in the world, including emerging markets.	Franklin Advisers, Inc.

Investment Options	Investment Objective	Investment Adviser/Subadviser
Greenwich Street Series Fund
Appreciation Portfolio	Seeks long term appreciation.	Smith Barney Fund Management LLC (“SBFM”)
Equity Index Portfolio — Class II Shares	Seeks investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index. The fund will hold substantially all of the stocks in the S&P 500 Index, with comparable economic sector weightings, market capitalization and liquidity.	TIMCO
Fundamental Value Portfolio	Seeks long term capital growth with current income as a secondary objective.	SBFM
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares	Seeks long-term capital growth by investing primarily in common stocks selected for their growth potential, normally investing at least 50% of its equity assets in medium-sized companies.	Janus Capital
Balanced Portfolio — Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital
Worldwide Growth Portfolio — Service Shares	Seeks growth of capital in a manner consistent with preservation of capital by investing primarily in common stocks of companies of any size throughout the world.	Janus Capital
Montgomery Funds III
Montgomery Variable Series: Growth Fund††	Seeks capital appreciation by investing primarily in equity securities, usually common stock, of domestic companies of all sizes, and emphasizes companies having market capitalizations of $1 billion or more.	Montgomery Asset Management
OCC Accumulation Trust
Equity Portfolio††	Seeks long-term capital appreciation through investment in securities (primarily equity securities) of companies that are believed by the adviser to be undervalued in the marketplace in relation to factors such as the companies’ assets or earnings.	OpCap Advisors
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its assets in a diversified portfolio or Fixed Income instruments of varying maturities.	Pacific Investment Management Company LLC
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies outside the United States.	Putnam Investment Management, Inc. (“Putnam”)
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation. The fund seeks its goal by investing at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.	Putnam
Putnam VT Voyager II Fund — Class IB Shares	Seeks long-term growth of capital. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.	Putnam
Salomon Brothers Variable Series Fund, Inc.
Capital Fund	Seeks capital appreciation, primarily through investments in common stocks which are believed to have above-average price appreciation potential and which may involve above average risk.	Salomon Brothers Asset Management (“SBAM”)

Investment Options	Investment Objective	Investment Adviser/Subadviser
Investors Fund	Seeks long-term growth of capital, and, secondarily, current income, through investments in common stocks of well-known companies.	SBAM
Small Cap Growth Fund	Seeks long-term growth of capital by investing under normal circumstances at least 80% of its assets in equity securities of companies with market capitalizations similar to that of companies included in the Russell Growth 2000 Index.	SBAM
Total Return Fund**	Seeks above-average income (compared to a portfolio invested entirely in equity securities). Secondarily, seeks opportunities for growth of capital and income.	SBAM
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	Seeks capital appreciation.	SBFM
Premier Selections All Cap Growth Portfolio	Seeks long-term growth of capital.	SBFM
Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II	Seeks long-term capital appreciation. Current income is a secondary objective when selecting investments. The goal is to identify stocks that provide above-average earnings growth prospects at a price-to-earnings ratio lower than that of the S&P 500.	Strong Capital Management Inc.
Travelers Series Fund Inc
AIM Capital Appreciation Portfolio	Seeks capital appreciation.	Travelers Investment Adviser (“TIA”) Subadviser: AIM Capital Management Inc.
Alliance Growth Portfolio	Seeks long-term growth of capital.	TIA Subadviser: Alliance Capital Management L.P.
MFS Total Return Portfolio**	(a balanced portfolio) Seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital income.	TIA Subadviser: MFS
Putnam Diversified Income Portfolio*	Seeks high current income consistent with preservation of capital.	TIA Subadviser: Putnam Investment Management, Inc
Smith Barney Aggressive Growth Portfolio	Seeks long-term capital appreciation.	SBFM
Smith Barney High Income Portfolio	Seeks high current income. Capital appreciation is a secondary objective.	SBFM
Smith Barney International All Cap Growth Portfolio	Seeks total return on assets from growth of capital and income.	SBFM
Smith Barney Large Cap Value Portfolio†	Seeks current income and long-term growth of income and capital.	SBFM
Smith Barney Large Capitalization Growth Portfolio	Seeks long-term growth of capital.	SBFM
Smith Barney Money Market Portfolio*†	Seeks maximum current income and preservation of capital. The fund seeks to maintain a stable $1 share price.	SBFM
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio	Seeks growth of capital by investing primarily in a broadly diversified portfolio of U.S. common stocks.	TAMIC Subadviser: TIMCO

Investment Options	Investment Objective	Investment Adviser/Subadviser
Equity Income Portfolio	Seeks reasonable income by investing at least 65% in income-producing equity securities. The balance may be invested in all types of domestic and foreign securities, including bonds. The Portfolio seeks to achieve a yield that exceeds that of the securities comprising the S&P 500. The Subadviser also considers the potential for capital appreciation.	TAMIC Subadviser: Fidelity Management & Research Co (“FMR”)
Federated High Yield Portfolio*†	Seeks high current income by investing primarily in a professionally managed , diversified portfolio of fixed income securities.	TAMIC Subadviser: Federated Investment Counseling, Inc.
Federated Stock Portfolio	Seeks growth of income and capital by investing principally in a professionally managed and diversified portfolio of common stock of high-quality companies (i.e., leaders in their industries and characterized by sound management and the ability to finance expected growth).	TAMIC Subadviser: Federated Investment Counseling, Inc.
Large Cap Portfolio	Seeks long-term growth of capital by investing primarily in equity securities of companies with large market capitalizations.	TAMIC Subadviser: FMR
Lazard International Stock Portfolio	Seeks capital appreciation by investing primarily in the equity securties of non-United States companies (i.e., incorporated or organized outside the United States).	TAMIC Subadviser: Lazard Asset Management
MFS Emerging Growth Portfolio	Seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the MFS Portfolio’s investment objective.	TAMIC Subadviser: Massachusetts Financial Services (“MFS”)
MFS Mid Cap Growth Portfolio	Seeks to obtain long-term growth of capital by investing, under normal market conditions, at least 80% of its total assets in equity securities of companies with medium market capitalization which the investment adviser believes have above-average growth potential.	TAMIC Subadviser: MFS
MFS Research Portfolio	Seeks to provide long-term growth of capital and future income.	TAMIC Subadviser: MFS
Social Awareness Stock Portfolio	Seeks long-term capital appreciation and retention of net investment income by selecting investments, primarily common stocks, which meet the social criteria established for the Portfolio. Social criteria currently excludes companies that derive a significant portion of their revenues from the production of tobacco, tobacco products, alcohol, or military defense systems, or in the provision of military defense related services or gambling services.	SBFM
Travelers Quality Bond Portfolio*	Seeks current income, moderate capital volatility and total return	TAMIC
U.S. Government Securities Portfolio*	Seeks to select investments from the point of view of an investor concerned primarily with the highest credit quality, current income and total return. The assets of the Portfolio will be invested in direct obligations of the United States, its agencies and instrumentalities.	TAMIC
Utilities Portfolio	Seeks to provide current income by investing in equity and debt securities of companies in the utilities industries.	SBFM

Investment Options	Investment Objective	Investment Adviser/Subadviser
Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class II Shares	Seeks capital appreciation by investing primarily in common stocks of companies considered to be emerging growth companies.	Van Kampen Asset Management
Enterprise Portfolio — Class II Shares	Seeks capital appreciation through investments believed by the Adviser to have above-average potential for capital appreciation.	Van Kampen Asset Management
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	Seeks long-term capital growth by investing in equity securities of U.S. companies with market capitalizations below the top 1,000 stocks of the equity market. Under normal circumstances, at least 65% of the fund’s total assets will be invested in such companies. Dividend income, if any, is incidental to this investment objective.	Citi Fund Management, Inc.
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	Seeks long-term capital appreciation by investing primarily in common stocks of companies whose value the adviser believes is not fully recognized by the public.	FMR
Variable Insurance Products III
Dynamic CapitalAppreciation Portfolio — Service Class 2	Seeks capital appreciation by investing primarily in common stocks of both domestic and foreign issuers.	FMR
Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital and income by investing primarily in income-producing equity securities, including common stocks and convertible securities.	FMR

______________

†	Closed to new investors.

††	Closed to new investors. It is anticipated that this Fund will be closed to all investors on or about May 30, subject to the approval of the SEC.

*	The funding options marked with an (*) are considered competing funds, and may be subject to transfer restrictions. Those marked with two asterisks (**) are not currently considered competing funds, but may be so in the future because of an allowable change in the funding option’s investment strategy. Please refer to your contract for transfer restrictions.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts;
    the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners;
    the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);
    administration of the annuity options available under the Contracts; and
    the distribution of various reports to contract owners.

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;
    sales and marketing expenses including commission payments to your sales agent; and
    other costs of doing business.

Risks we assume include:

    that annuitants may live longer than estimated when the annuity factors under the Contracts were established;
    that the amount of the death benefit will be greater than the contract value; and
    that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Withdrawal Charge

We do not deduct a sales charge from purchase payments when they are made under the Contract. However, when withdrawn, we will charge a surrender charge, as negotiated. Any sales charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by you. The maximum surrender charge is 5% of the amount surrendered in the first two contract/certificate years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. Any applicable sales charge will not exceed 8.5% of the aggregate amount of the purchase payments made.

The sales charges can be changed if we anticipate we will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the sales charges, we will take into account:

(a)	The expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the contract owner in support of the Plan, and

(b)	Contract owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible participants; and

(c)	The expected level of commission we may pay to the agent or TPA for distribution expenses; and

(d)	Any other factors that we anticipate will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

We may not assess a sales charge if a withdrawal is made under one of the following circumstances:

    retirement of participant
    severance from employment by participant
    loans (if available)
    hardship (as defined by the Code) suffered by the participant death of participant
    disability (as defined by the Code) of participant
    return of excess plan contributions
    minimum required distributions, generally when participant reaches age 70½
    transfers to an Employee Stock Fund
    certain Plan expenses, as mutually agreed upon
    annuitization under this Contract or another Contract issued by us.

For Section 401(a) plans with less than 50 participants at the time of sale, Highly Compensated Employees, as defined by the Internal Revenue Code, during the first 5 contract years may be subject to surrender charges for all distributions listed above except loans and return of excess plan contributions.

For unallocated Contracts, we make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and us.

Free Withdrawal Allowance

For Contracts in use with deferred compensation plans, the tax deferred annuity plans and combined qualified plans/tax-deferred annuity plans, there is currently a 10% free withdrawal allowance available each year after the first contract/certificate year. The available withdrawal amount will be calculated as of the first valuation date of any given contract year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders, except those full surrenders transferred directly to annuity contracts issued by other financial institutions.

Mortality and Expense Risk Charge

We deduct a mortality and expense risk (“M&E”) charge on each business day from amounts we hold in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. This charge equals 1.20% annually.

Variable Liquidity Benefit Charge

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 5% of the amounts withdrawn. Please refer to “The Annuity Period” for a description of this benefit

Variable Funding Option Expenses

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your cash value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

Administrative Charge

We deduct this charge on each business day from the variable funding options in order to compensate the Company for certain administrative and operating expenses. The charge equals a maximum of 0.10% annually of the daily net asset value of each funding option. This charge is assessed during the accumulation and annuity periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, we consider certain factors including, but not limited to, the following:

(a)	The size and characteristics of the Contract and the group to which it is issued including: the annual amount of purchase payments per participant, the expected turnover of employees, whether the contract owner will make purchase payment allocations electronically.

(b)	Determination of our anticipated expenses in administering the Contract, such as: billing for purchase payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from cash values.

(c)	TPA and/or agent involvement.

TPA Administrative Charges

We may be directed by the contract owner to deduct charges from purchase payments or account values for payment to the contract owner and/or the TPA. These charges are not levied by the Contract. Such charges may include maintenance fees and transaction fees.

TRANSFERS

Up to 30 days before the maturity date, you may transfer all or part of the contract value between variable funding options. Please note that the contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

  1.   Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage contract owners. In making this determination, we will consider, among other things, the following factors:

      the total dollar amount being transferred;
      the number of transfers you made within the previous three months;
      whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
      whether your transfers are part of a group of transfers made by a third party on behalf of the individual contract owners in the group.

  2.   Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things:

      reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Future Modifications. We will continue to monitor the transfer activity occurring among the variable funding options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all contract owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of contract owners, we will exercise our contractual right to restrict your number of transfers to one every six months. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program or a rebalancing program.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the maturity date, you may make transfers only if allowed by your Contract or with our consent. These restrictions are subject to any state law requirements. You may also transfer between the Fixed Account and the variable funding options at least once every six months, provided the amount is not greater than 20% of the Fixed Account value on that date.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more accumulation units in a funding option if the value per unit is low and will purchase fewer accumulation units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through written request or other method acceptable to us. You must have a minimum total cash value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of cash values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, we may credit increased interest rates to contract owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your cash value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent purchase payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

Asset Allocation Advice

You may elect to enter into a separate advisory agreement with CitiStreet Financial Services LLC, (“CFS”) an affiliate of the Company. For a fee, CFS provides asset allocation advice under its CHART Program®, which is fully described in a separate disclosure statement. The CHART program may not be available in all marketing programs through which this Contract is sold.

ACCESS TO YOUR MONEY

Before your maturity date, we will pay all or any portion of your cash surrender value to the contract owner or to you, as provided in the plan. A contract owner’s account may be surrendered for cash without the consent of any participant, as provided in the plan.

We may defer payment of any cash surrender value for up to seven days after we receive the request in good order. The cash surrender value equals the Contract or account cash value less any applicable withdrawal charge, outstanding cash loans, and any premium tax not previously deducted. The cash surrender value may be more or less than the purchase payments made depending on the value of the Contract or account at the time of surrender.

Participants in Section 403(b) tax deferred annuity plans may not withdraw certain salary reduction amounts before reaching age 59½, unless withdrawn due to severance from employment, death, disability or hardship. (See “Federal Tax Considerations.”)

Participants in the Texas Optional Retirement Program should refer to Appendix C for information regarding access to contract values.

Systematic Withdrawals

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a contract value of at least $5,000 and you must make the election on the form we provide. We will surrender accumulation units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days’ written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner (you). If a group “allocated” contract is purchased, we issue certificates to the individual participants. If a group unallocated contract is purchased, we issue only the Contract. Where we refer to “you,” we are referring to the contract owner, or to the group participant, as applicable. The annuitant is the individual upon whose life the maturity date and the amount of monthly annuity payments depend. Because this is a qualified Contract, the owner and the annuitant must always be the same person, and there can only be one contract owner.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

Beneficiary

You name the beneficiary in a written request. The beneficiary has the right to receive any remaining contractual benefits upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant, they will share equally in benefits unless we receive other instructions, by written request before the death of the annuitant or contract owner.

Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

DEATH BENEFIT

Before the maturity date, (also referred to as the “annuity commencement date”),generally, a death benefit is payable when either the annuitant or a contract owner dies. The death benefit is calculated at the close of the business day on which the Company’s Home Office receives due proof of death (“death report date”).

We must be notified of the annuitant’s death no later than six months from the date of death in order to pay the death proceeds as described under “Death Proceeds Before the Maturity Date.” If we are notified more than six months after the death, we will pay death proceeds equal to the contract value on the death report date, less any applicable premium tax.

An election to receive death benefits under a form of annuity must be made within one year after the death. The election must be made by written request to us at our Home Office. The beneficiary may choose to have annuity payments made on a variable basis, fixed basis, or a combination of the two.

We will pay this benefit upon receiving due proof of death along with a written request noting the cash value and the total purchase payments attributable to the participant under the Contract. In addition, we will require copies of records and any other reasonable proof we find necessary to verify the cash value and total purchase payments attributable to the participant under the unallocated Contract.

Death Benefit Proceeds Prior To Maturity Date

Allocated Contract. If the participant dies before the maturity date and before reaching age 75, the death benefit payable will be the greater of:

(a)	the cash value of the participant’s individual account; or

(b)	the total purchase payments under that participant’s individual account, less, for each option, any applicable premium tax, minus outstanding loan amounts and prior surrenders not previously deducted as of the date we receive due proof of death.

If the participant dies on or after age 75 and before the maturity date, we will pay the beneficiary the cash value of the participant’s individual account, less any applicable premium tax or outstanding loan amounts as of the date we receive due proof of death.

Unallocated Contract. (This death benefit is available only with our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the participant dies before the selected maturity date, or the participant’s attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:

(a)	the cash value attributable to the participant under the Contract; or

(b)	the total purchase payments attributable to the participant under the Contract, less any applicable premium tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date we receive due proof of death.

If the participant dies on or after attainment of age 75 and before the maturity date, we will pay the beneficiary the cash value attributable to the participant under the Contract, less any applicable premium tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date we receive due proof of death.

Payment of Proceeds

We describe the process of paying death benefit proceeds before the maturity date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Mandatory Payout Rules Apply*
Owner / Annuitant	The beneficiary (ies), or if none, to the contract owner’s estate.	Yes
Beneficiary	No death proceeds are payable; contract continues.	N/A
Contingent Beneficiary	No death proceeds are payable; contract continues.	N/A

______________

*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.

Death Proceeds after the Maturity Date

If any contract owner or the annuitant dies on or after the maturity date, we will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect. We will pay the death benefit to the contract owner, or the beneficiary, as provided in the plan.

THE ANNUITY PERIOD

Maturity Date (Annuity Commencement Date)

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity payments will begin on the maturity date stated in the Contract unless it has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period or fixed amount. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase the Contract. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the contract owner’s attainment of age 70½ or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

Allocation of Annuity

You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your cash value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which we will determine annuity payments. (See “Transfers.”)

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash value as of 14 days before the date annuity payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, if your net investment rate corresponds to an annual interest rate of 3%, this means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, the dollar amount of your variable annuity payments will decrease. However, if the annualized investment perform ance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

Fixed Annuity

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under “Variable Annuity,” except that the amount we apply to begin the annuity will be your cash value as of the date annuity payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

Election of Options

Any amount distributed from the Contract may be applied to any one of the annuity options described below. The minimum amount that can be placed under an annuity option is $2,000 unless we consent to a lesser amount. If any periodic payments due are less than $100, we reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by written request to our Home Office at least 30 days prior to the date such election is to become effective. The form of such annuity option shall be determined by the contract owner. The following information must be provided with any such request:

(a)	the participant’s name, address, date of birth, social security number;

(b)	the amount to be distributed;

(c)	the annuity option which is to be purchased;

(d)	the date the annuity option payments are to begin;

(e)	if the form of the annuity provides a death benefit in the event of the participant’s death, the name, relationship and address of the beneficiary as designated by you; and

(f)	any other data that we may require.

The beneficiary, as specified in item (e) above, may be changed by you or the annuitant as long as we are notified by written request while the annuitant is alive and before payments have begun. If the beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the beneficiary. After we receive the written request and the written consent of the beneficiary (if required), the new beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment we made before the written request.

Retired Life Certificate

We will issue to each person to whom annuity benefits are being paid under your Contract a certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.

Allocation of Cash Value During the Annuity Period

At the time an annuity option is elected, you also may elect to have the participant’s cash value applied to provide a variable annuity, a fixed annuity, or a combination of both. If no election is made to the contrary, the cash value will provide an annuity, which varies with the investment experience of the corresponding funding option(s) at the time of election. You or the participant, if you so authorize, may elect to transfer cash values from one funding option to another, as described in the provision “Transfers of Cash Value Between Funding Options,” in order to reallocate the basis on which annuity payments will be determined. Once annuity payments have begun, no further transfers are allowed.

Annuity Options

Option 1 — Life Annuity/No Refund. A life annuity is an annuity payable during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant.

Option 2 — Life Annuity With 120, 180 Or 240 Monthly Payments Assured. An annuity payable monthly during the lifetime of an annuitant with the provision that if, at the death of the annuitant, payments have been made for less than 120,180 or 240 months, as elected, then we will continue to make payments to the designated beneficiary during the remainder of the period.

Option 3 — Life Annuity — Cash Refund. We will make monthly annuity payments during the lifetime of the annuitant, ceasing with the last payment due prior to the death of the annuitant, provided that, at the death of the annuitant, the beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a variable annuity:

(a)	is the total amount applied under the option divided by the annuity unit value on the due date of the first annuity payment;

(b)	and is

(1)	the number of annuity units represented by each payment; times

(2)	the number of payments made;

and for a Fixed Annuity:

(a)	is the cash value applied on the maturity date under this option; and

(b)	is the dollar amount of annuity payments already paid.

Option 4 — Joint and Last Survivor Life Annuity. Monthly annuity payments based upon the joint lifetime of two persons selected: payments made first to the annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. Monthly annuity payments to the annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, we will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, we will continue to make monthly annuity payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 — Fixed Payments for a Fixed Period of 120, 180, or 240 Months. We will make monthly payments for the period selected. If at the death of the annuitant, payments have been made for less than 120, 180, or 240 months, as elected, we will continue to make payments to the designated beneficiary during the remainder of the period.

Option 7 — Other Annuity Options. We will make other arrangements for annuity payments as may be mutually agreed upon by you and us.

Variable Liquidity Benefit

This benefit is only offered with Variable Annuity Options (as described in the Settlement Provisions of the Contract) for Fixed Period Option only payments, without Life Contingency.

At any time after annuitization and before death, the contract owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is the Assumed (Daily) Net Investment Factor used to calculate the annuity payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

For allocated Contracts in use with deferred compensation plans, tax-deferred annuity plans, and combined qualified plans/tax deferred annuity plans, you may return the Contract for a full refund of the cash value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) within ten days after you receive it (the “right to return period”). You bear the investment risk of investing in the variable funding options during the right to return period; therefore, the cash value we return may be greater or less than your purchase payment.

The right to return described above does not apply to participants in unallocated contracts or in the Texas Optional Retirement Program.

Termination of Allocated Contracts

For purposes of the following discussion, “you” and “your” refers to the group contract owner.

Under the allocated Contracts, if the cash value in a participant’s individual account is less than the termination amount as stated in the Contract, we reserve the right to terminate that account and move the cash value of that participant’s individual account to your account.

Any cash value to which a terminating participant is not entitled under the Plan will be moved to your account at your direction.

You may discontinue this Contract by written request at any time for any reason. We reserve the right to discontinue this Contract if:

(a)	the cash value of the Contract is less than the termination amount; or

(b)	we determine within our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

(c)	we receive notice that is satisfactory to us of plan termination.

If we discontinue this Contract or we receive the contract owner’s written request to discontinue the Contract, we will, in our sole discretion and judgment:

(a)	accept no further payments for this Contract; and

(b)	pay you the cash surrender value of the funding options within 7 days of the date of our written notice to you or distribute the cash surrender value of each participant’s individual account as described in the settlement provisions section at your direction; and

(c)	pay you an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, we will distribute the cash surrender value to you no later than 7 days following our mailing the written notice of discontinuance to you at the most current address available on our records. Discontinuance of the Contract will not affect payments we are making under annuity options, which began before the date of discontinuance.

Contract Exchanges

(a)	You may transfer all or any part of your account’s cash surrender value from any funding option to any contract not issued by us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the contract owner, a participant may transfer all or any part of the individual account’s cash surrender value from one funding option to any contract not issued by us.

(b)	Under specific conditions, we may allow you to transfer to this Contract funds held by you in another group annuity contract issued by us or to transfer amounts from this Contract to another Contract issued by us without applying a sales charge to the funds being transferred. Once the transfer is complete and we have established an account for you at your direction, a new sales charge may apply, as described in the new Contract.

(c)	Under specific conditions, when authorized by state insurance law, we may credit a Plan up to 4% of the amount transferred to us from another group annuity not issued by us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

THE SEPARATE ACCOUNT

Travelers Separate Account QP for Variable Annuities was established on December 26, 1995 and is registered with the SEC as a unit investment trust (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

We hold the assets of Separate Account QP for the exclusive and separate benefit of the owners of the separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the

Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no lon ger have the economies of scale resulting from a larger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s variable funding options. We may advertise the “standardized average annual total returns” of the variable funding option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). Each quotation assumes a total redemption at the end of each period with the applicable surrender charge deducted at that time.

Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. These returns also do not reflect the surrender charge because we designed the Contract for long-term investment.

For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special tax and withholding rules under the Code. In addition, annuity payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other qualified Contracts. There are special rules which govern the taxation of qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Please consult your employer or tax advisor regarding this issue.

Penalty Tax for Premature Distributions

For both qualified and nonqualified contracts, taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans. This is in addition to any penalites which may apply under your Contract.

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity Contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

Mandatory Distributions For Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement.

Minimum Distributions For Beneficiaries When a death benefit becomes due upon the death of the owner, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

OTHER INFORMATION

The Insurance Company

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Tower Square, Hartford, Connecticut 06183.

Distribution of Variable Annuity Contracts

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 8% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

Conformity with State and Federal Laws

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

Voting Rights

The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from contract owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to contract owners.

Contract Modification

We reserve the right to modify the Contract to keep it qualified under all related law and regulations which are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

Legal Proceedings and Opinions

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

There are no pending legal proceedings affecting the Separate Account or the principal underwriter. There are no pending legal proceedings against the Company likely to have a material adverse effect on the ability of the Company to meet its obligations under the Contract.

Appendix A
Condensed Financial Information (1996-1997)†

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

For the period ended December 31, 1996, all contract owner units and values had a mortality and expense risk charge equivalent to 0.95%.

For the fiscal year ended 1997 and thereafter, accumulation units and associated unit values noted as P1, P2(1), P3, P4, P5 and P6 represent a mortality and expense risk charge of 0.60%, 0.80%, 0.90%, 0.95%,1.15% and1.20%, respectively.

	Year Ended 1997					Period from October 1, 1996 (effective date) to December 31,

Portfolio Name	P1	P3	P4	P5	P6	1996

Capital Appreciation Fund
Unit Value at beginning of year	1.000	1.000	1.028	1.000	1.000	1.000
Unit Value at end of year	1.290	1.285	1.285	1.282	1.279	1.028
Number of units outstanding at end of year	68,643	126,822	1,445,911	58,734	350,624	293,629
High Yield Bond Trust
Unit Value at beginning of year	1.000	1.000	1.031	1.000	1.000	1.000
Unit Value at end of year	1.196	1.191	1.191	1.188	1.186	1.031
Number of units outstanding at end of year	197	7,092	28,158	3,683	3,815	6,520
Managed Assets Trust
Unit Value at beginning of year	1.000	1.000	1.043	1.000	1.000	1.000
Unit Value at end of year	1.258	1.254	1.253	1.250	1.247	1.043
Number of units outstanding at end of year	5,565	74,574	287,178	12,488	223,823	78,508
American Odyssey Funds, Inc.
American Odyssey Core Equity Fund
Unit Value at beginning of year	1.000	1.000	1.080	1.000	1.000	1.000
Unit Value at end of year	1.417	1.412	1.411	1.408	1.405	1.080
Number of units outstanding at end of year	1,292	185,044	2,781,580	95,491	42,002	496,794
American Odyssey Emerging Opportunities Fund
Unit Value at beginning of year	1.000	1.000	0.885	1.000	1.000	1.000
Unit Value at end of year	0.942	0.939	0.938	0.936	0.934	0.885
Number of units outstanding at end of year	5,090	129,811	2,458,031	24,064	33,718	404,384
American Odyssey Global High-Yield Bond Fund**
Unit Value at beginning of year	—	1.000	1.010	1.000	1.000	1.000
Unit Value at end of year		1.062	1.062	1.059	1.057	1.010
Number of units outstanding at end of year		29,906	472,674	4,094	5,622	116,408
American Odyssey Intermediate-Term Bond Fund
Unit Value at beginning of year	—	1.000	1.107	1.000	1.000	1.000
Unit Value at end of year		1.083	1.083	1.080	1.078	1.017
Number of units outstanding at end of year		58,486	940,500	12,156	10,975	195,701

Appendix A
Condensed Financial Information (1996-1997)†

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 1997					Period from October 1, 1996 (effective date) to December 31,

Portfolio Name	P1	P3	P4	P5	P6	1996

American Odyssey International Equity Fund
Unit Value at beginning of year	1.000	1.000	1.091	1.000	1.000	1.000
Unit Value at end of year	1.141	1.136	1.136	1.133	1.131	1.091
Number of units outstanding at end of year	3,405	145,853	1,647,285	25,147	16,165	239,079
American Odyssey Long-Term Bond Fund
Unit Value at beginning of year	—	1.000	1.022	1.000	1.000	1.000
Unit Value at end of year		1.135	1.135	1.132	1.130	1.022
Number of units outstanding at end of year		115,168	1,504,310	24,590	22,291	232,943
Travelers Series Fund, Inc.
Alliance Growth Portfolio
Unit Value at beginning of year	1.000	1.000	1.065	1.000	1.000	1.000
Unit Value at end of year	1.367	1.362	1.361	1.358	1.355	1.065
Number of units outstanding at end of year	10,959	27,182	315,371	25,227	46,772	44,777
MFS Total Return Portfolio
Unit Value at beginning of year	1.000	1.000	1.045	1.000	1.000	1.000
Unit Value at end of year	1.260	1.256	1.255	1.252	1.249	1.045
Number of units outstanding at end of year	9,157	11,241	20,522	23,942	89,438	2,087
Putnam Diversified Income Portfolio
Unit Value at beginning of year	1.000	1.000	1.019	1.000	1.000	1.000
Unit Value at end of year	1.092	1.088	1.088	1.085	1.083	1.019
Number of units outstanding at end of year	6,058	1,776	36,214	2,136	17,658	12,636
Smith Barney High Income Portfolio
Unit Value at beginning of year	—	1.000	1.042	1.000	1.000	1.000
Unit Value at end of year		1.176	1.176	1.173	1.171	1.042
Number of units outstanding at end of year		3,775	34,790	2,552	6,261	278
Smith Barney International Equity Portfolio
Unit Value at beginning of year	1.000	1.000	1.017	1.000	1.000	1.000
Unit Value at end of year	1.040	1.036	1.035	1.033	1.031	1.017
Number of Units outstanding at end of year	6,580	17,229	97,802	4,658	5,601	8,808
Smith Barney Large Cap Value Portfolio
Unit Value at beginning of year	1.000	1.000	1.058	1.000	1.000	1.000
Unit Value at end of year	1.334	1.329	1.328	1.324	1.322	1.058
Number of units outstanding at end of year	7,515	75,718	1,048,182	9,074	51,250	270,469
Smith Barney Money Market Portfolio
Unit Value at beginning of year	—	1.000	1.010	1.000	1.000	1.000
Unit Value at end of year		1.052	1.051	1.048	1.047	1.010
Number of units outstanding at end of year		19,062	124,936	24,063	39,703	56,124

Appendix A
Condensed Financial Information (1996-1997)†

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 1997					Period from October 1, 1996 (effective date) to December 31,

Portfolio Name	P1	P3	P4	P5	P6	1996

The Travelers Series Trust
Equity Income Portfolio (7/97)*
Unit Value at beginning of year	—	1.000	—	1.000	1.000	n/a
Unit Value at end of year		1.062		1.061	1.060
Number of units outstanding at end of year		66,733		3,543	2,047
Federated High Yield Portfolio (10/97)*
Unit Value at beginning of year	—	1.000	—	1.000	—	n/a
Unit Value at end of year		1.011		1.010
Number of units outstanding at end of year		3,118		123
Federated Stock Portfolio (7/97)*
Unit Value at beginning of year	—	1.000	—	1.000	1.000	n/a
Unit Value at end of year		1.083		1.082	1.081
Number of units outstanding at end of year		21,106	1,133	205
Large Cap Portfolio (7/97)*
Unit Value at beginning of year	—	1.000	—	1.000	—	n/a
Unit Value at end of year		1.028		1.027
Number of units outstanding at end of year		15,144		3,857
Lazard International Stock Portfolio (8/97)*
Unit Value at beginning of year	—	1.000	—	1.000	1.000	n/a
Unit Value at end of year		0.979		0.978	0.978
Number of units outstanding at end of year		3,686		896	513
Social Awareness Stock Portfolio
Unit Value at beginning of year	1.000	1.000	1.036	1.000	1.000	1.000
Unit Value at end of year	1.311	1.307	1.306	1.303	1.300	1.036
Number of units outstanding at end of year	1,465	6,831	124,610	4,603	58,974	35,689
Travelers Quality Bond Portfolio (9/97)*
Unit Value at beginning of year	—	—	1.000	1.000	1.000	n/a
Unit Value at end of year			1.020	1.020	1.019
Number of units outstanding at end of year			5,949	9,879	9,055
U.S. Government Securities Portfolio
Unit Value at beginning of year	—	1.000	1.025	1.000	1.000	1.000
Unit Value at end of year		1.145	1.144	1.141	1.139	1.025
Number of units outstanding at end of year		3,011	81,229	2,710	14,373	51,072

Appendix A
Condensed Financial Information (1996-1997)†

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 1997					Period from October 1, 1996 (effective date) to December 31,

Portfolio Name	P1	P3	P4	P5	P6	1996

Utilities Portfolio
Unit Value at beginning of year	1.000	1.000	1.034	1.000	1.000	1.000
Unit Value at end of year	1.289	1.284	1.283	1.280	1.278	1.034
Number of units outstanding at end of year	1,494	1,816	23,673	538	462	7,796

The financial statements of Separate Account QP are contained in the Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

Funding options not listed above were not yet available through the Separate Account as of December 31, 1997.

†	For this time period, “Number of units outstanding at end of year” may include annuity units.

*	Reflects date money first came into funding option through the Separate Account.

**	Formerly American Odyssey Short-Term Bond Fund. The name, investment objective, and investment subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.

(1)	As of December 31, 1997 no contracts had been sold with a mortality and expense risk charge of .80%.

(2)	The .90% mortality and expense risk charge is currently sold only through Gold Track Select Contracts.

Appendix A
Condensed Financial Information (1998)†

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

	Year Ended 1998

Portfolio Name	P1	P2	P3	P4	P5	P6

Capital Appreciation Fund
Unit Value at beginning of year	1.290	1.287	1.285	1.285	1.282	1.279
Unit Value at end of year	2.073	2.063	2.059	2.056	2.047	2.040
Number of units outstanding at end of year	413,409	241,615	2,581,625	2,358,987	429,279	961,744
Dreyfus Stock Index Fund
Unit Value at beginning of year	1.424	1.421	1.419	1.418	1.415	1.412
Unit Value at end of year	1.815	1.807	1.803	1.801	1.793	1.787
Number of units outstanding at end of year	138,866	33	—	2,284,987	257,393	1,121,361
High Yield Bond Trust
Unit Value at beginning of year	1.196	1.193	1.191	1.191	1.188	1.186
Unit Value at end of year	1.267	1.261	1.258	1.257	1.251	1.247
Number of units outstanding at end of year	533	3,334	255,952	54,195	33,994	28,684
Managed Assets Trust
Unit Value at beginning of year	1.258	1.255	1.254	1.253	1.250	1.247
Unit Value at end of year	1.519	1.512	1.509	1.507	1.500	1.495
Number of units outstanding at end of year	23,844	51,150	1,472,171	602,633	146,528	299,403
Money Market Portfolio (9/98)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.013	1.012	1.012	1.012	1.011	1.011
Number of units outstanding at end of year	—	16,146	9,415	—	3,453	—
American Odyssey Funds, Inc.
American Odyssey Core Equity Fund
Unit Value at beginning of year	1.417	1.414	1.412	1.411	1.408	1.405
Unit Value at end of year	1.628	1.620	1.617	1.615	1.608	1.603
Number of units outstanding at end of year	58,294	1,060,046	3,149,947	3,478,529	347,272	153,298
American Odyssey Emerging Opportunities Fund
Unit Value at beginning of year	0.942	0.940	0.939	0.938	0.936	0.934
Unit Value at end of year	0.856	0.852	0.850	0.849	0.845	0.842
Number of units outstanding at end of year	70,995	1,040,352	2,811,132	3,784,469	236,065	68,535
American Odyssey Global High-Yield Bond Fund**
Unit Value at beginning of year	1.066	1.064	1.062	1.062	1.059	1.057
Unit Value at end of year	1.020	1.015	1.013	1.012	1.007	1.004
Number of units outstanding at end of year	3,181	320,821	770,544	1,102,248	64,167	14,668
American Odyssey Intermediate-Term Bond Fund
Unit Value at beginning of year	1.087	1.085	1.083	1.083	1.080	1.078
Unit Value at end of year	1.172	1.167	1.164	1.163	1.158	1.154
Number of units outstanding at end of year	1,407	520,065	1,072,949	1,143,580	55,670	30,548

Appendix A
Condensed Financial Information (1998)†

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 1998

Portfolio Name	P1	P2	P3	P4	P5	P6

American Odyssey International Equity Fund
Unit Value at beginning of year	1.141	1.138	1.136	1.136	1.133	1.131
Unit Value at end of year	1.302	1.297	1.294	1.292	1.286	1.282
Number of units outstanding at end of year	20,676	791,438	2,315,866	2,595,394	210,146	35,028
American Odyssey Long-Term Bond Fund
Unit Value at beginning of year	1.140	1.137	1.135	1.135	1.132	1.130
Unit Value at end of year	1.235	1.230	1.227	1.226	1.220	1.216
Number of units outstanding at end of year	6,982	872,955	2,127,335	2,268,910	154,138	50,376
Delaware Group Premium Fund, Inc.
Small Cap Value Series (9/98)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.121	1.120	1.119	1.120	1.120	1.119
Number of units outstanding at end of year	—	2,407	—	3,994	—	124
Dreyfus Variable Investment Fund
Capital Appreciation Portfolio (5/98)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.077	1.076	1.076	1.075	1.074	1.074
Number of units outstanding at end of year	502	60,832	18,841	6,816	1,944	—
Small Cap Portfolio (5/98)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.199	1.198	1.198	1.198	1.197	1.196
Number of units outstanding at end of year	—	1,748	2,563	—	1,114	6,726
Montgomery Funds III
Montgomery Variable Series Growth Fund (11/98)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.071	1.071	1.070	1.070	1.070	1.070
Number of units outstanding at end of year	—	—	338	—	—	—
OCC Accumulation Trust
Equity Portfolio (5/98)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.146	1.145	1.145	1.145	1.144	1.144
Number of units outstanding at end of year	—	—	2,056	—	—	—
Salomon Brothers Variable Series Funds, Inc.
Salomon Brothers Variable Capital Fund (10/98)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.147	1.146	1.146	1.146	1.146	1.145
Number of units outstanding at end of year	—	4,438	246	—	164	—

Appendix A
Condensed Financial Information (1998)†

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 1998

Portfolio Name	P1	P2	P3	P4	P5	P6

Salomon Brothers Variable Investors Fund (10/98)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.206	1.206	1.206	1.205	1.205	1.204
Number of units outstanding at end of year	—	1,374	—	—	—	—
Salomon Brothers Variable Total Return Fund (9/98)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.060	1.059	1.059	1.059	1.058	1.058
Number of units outstanding at end of year	—	6,719	—	—	—	—
Strong Variable Insurance Funds, Inc.
Strong, Schafer Value Fund II (5/98)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.291	1.291	1.290	1.290	1.289	1.289
Number of units outstanding at end of year	—	1,963	325	—	41	—
Travelers Series Fund, Inc.
Alliance Growth Portfolio
Unit Value at beginning of year	1.367	1.363	1.362	1.361	1.358	1.355
Unit Value at end of year	1.753	1.746	1.742	1.740	1.732	1.726
Number of units outstanding at end of year	32,748	66,181	1,050,338	571,621	201,618	121,866
MFS Total Return Portfolio
Unit Value at beginning of year	1.260	1.257	1.256	1.255	1.252	1.249
Unit Value at end of year	1.399	1.393	1.390	1.388	1.382	1.377
Number of units outstanding at end of year	67,299	85,454	338,122	38,600	114,873	90,723
Putnam Diversified Income Portfolio
Unit Value at beginning of year	1.092	1.090	1.088	1.088	1.085	1.083
Unit Value at end of year	1.093	1.088	1.086	1.084	1.080	1.076
Number of units outstanding at end of year	31,397	36,325	95,775	46,716	89,751	82,211
Smith Barney High Income Portfolio
Unit Value at beginning of year	1.180	1.178	1.176	1.176	1.173	1.171
Unit Value at end of year	1.179	1.173	1.171	1.170	1.165	1.161
Number of units outstanding at end of year	—	2,810	131,098	44,716	14,828	38,681
Smith Barney International Equity Portfolio
Unit Value at beginning of year	1.040	1.037	1.036	1.035	1.033	1.031
Unit Value at end of year	1.101	1.096	1.093	1.092	1.087	1.083
Number of units outstanding at end of year	13,292	4,211	180,603	118,339	54,366	18,937
Smith Barney Large Capitalization Growth Portfolio (5/98)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.314	1.313	1.313	1.313	1.312	1.311
Number of units outstanding at end of year	—	—	4,942	—	—	—

Appendix A
Condensed Financial Information (1998)†

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 1998

Portfolio Name	P1	P2	P3	P4	P5	P6

Smith Barney Large Cap Value Portfolio (5/98)*
Unit Value at beginning of year	1.334	1.330	1.329	1.328	1.324	1.322
Unit Value at end of year	1.456	1.449	1.446	1.445	1.438	1.433
Number of units outstanding at end of year	21,635	7,331	509,575	1,199,090	81,366	190,418
Smith Barney Money Market Portfolio (5/98)*
Unit Value at beginning of year	1.056	1.053	1.052	1.051	1.048	1.047
Unit Value at end of year	1.102	1.097	1.095	1.094	1.089	1.085
Number of units outstanding at end of year	—	2,799	296,260	433,846	371,996	237,923
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (5/98)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.222	1.289	1.289	1.288	1.288	1.287
Number of units outstanding at end of year	9	1,037	—	—	111	—
Disciplined Small Cap Stock Portfolio (5/98)*
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.091	1.091	1.088	1.091	1.087	1.090
Number of units outstanding at end of year	—	—	113	—	172	—
Equity Income Portfolio
Unit Value at beginning of year	1.063	1.062	1.062	1.062	1.061	1.060
Unit Value at end of year	1.187	1.184	1.182	1.182	1.178	1.176
Number of units outstanding at end of year	—	86,915	2,633,036	—	163,749	27,697
Federated High Yield Portfolio
Unit Value at beginning of year	1.011	1.011	1.011	1.011	1.010	1.010
Unit Value at end of year	1.053	1.050	1.049	1.048	1.046	1.044
Number of units outstanding at end of year	—	11,120	99,171	—	5,125	678
Federated Stock Portfolio
Unit Value at beginning of year	1.084	1.083	1.083	1.083	1.082	1.081
Unit Value at end of year	1.270	1.266	1.264	1.263	1.259	1.257
Number of units outstanding at end of year	—	8,544	591,770	—	14,772	972
Large Cap Portfolio
Unit Value at beginning of year	1.029	1.028	1.028	1.027	1.027	1.026
Unit Value at end of year	1.386	1.382	1.380	1.379	1.375	1.372
Number of units outstanding at end of year	—	10,852	520,424	—	68,162	1,349
Lazard International Stock Portfolio
Unit Value at beginning of year	0.981	0.980	0.979	0.979	0.978	0.978
Unit Value at end of year	1.098	1.095	1.093	1.092	1.089	1.087
Number of units outstanding at end of year	—	6,737	139,586	—	20,939	32,949
MFS Mid Cap Growth Portfolio (5/98)*
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.213	1.212	1.212	1.212	1.211	1.211
Number of units outstanding at end of year	—	1,512	538	—	—	—

Appendix A
Condensed Financial Information (1998)†

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 1998

Portfolio Name	P1	P2	P3	P4	P5	P6

MFS Research Portfolio (5/98)*
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.245	1.245	1.245	1.244	1.244	1.243
Number of units outstanding at end of year	4,261	7,232	214	—	—	—
Social Awareness Stock Portfolio
Unit Value at beginning of year	1.311	1.308	1.307	1.306	1.303	1.300
Unit Value at end of year	1.724	1.716	1.712	1.711	1.703	1.697
Number of units outstanding at end of year	12,064	18,134	417,397	293,875	81,076	157,955
Strategic Stock Portfolio (5/98)*
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.072	1.071	1.071	1.071	1.070	1.070
Number of units outstanding at end of year	—	—	866	—	—	—
Travelers Quality Bond Portfolio
Unit Value at beginning of year	1.021	1.021	1.020	1.020	1.020	1.019
Unit Value at end of year	1.102	1.099	1.098	1.097	1.094	1.092
Number of units outstanding at end of year	228	32	806	21,396	23,910	101,354
U.S. Government Securities Portfolio
Unit Value at beginning of year	1.149	1.146	1.145	1.144	1.141	1.139
Unit Value at end of year	1.259	1.253	1.250	1.249	1.243	1.239
Number of units outstanding at end of year	6,143	29,647	210,497	145,195	22,572	62,648
Utilities Portfolio
Unit Value at beginning of year	1.289	1.285	1.284	1.283	1.280	1.278
Unit Value at end of year	1.514	1.507	1.504	1.502	1.495	1.490
Number of units outstanding at end of year	6,675	1,413	77,322	43,847	15,300	6,389
Warburg Pincus Trusts
Emerging Markets Portfolio (10/98)*
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.080	1.079	1.079	1.079	1.079	1.078
Number of units outstanding at end of year	—	285	309	—	—	—

For 1998, unit values are shown for all mortality and expense risk charges even if there are no units outstanding. This information was not presented in prior years.

The financial statements of Separate Account QP are contained in the Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

Funding options not listed above were not yet available through the Separate Account as of December 31, 1998.

*	Reflects date money first came into funding option through the Separate Account.

**	Formerly American Odyssey Short—Term Bond Fund. The name, investment objective, and investment subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.

†	For this time period, “Number of units outstanding at end of year” may include annuity units.

Appendix A
Condensed Financial Information (1999)†

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (In dollars)

	Year Ended 1999

Portfolio Name	P1	P2	P3	P4	P5	P6

Capital Appreciation Fund* (10/96)
Unit Value at beginning of year	2.073	2.063	2.059	2.056	2.047	2.040
Unit Value at end of year	3.163	3.143	3.132	3.127	3.107	3.092
Number of units outstanding at end of year	437,009	215,894	5,825,126	3,623,345	809,231	1,271,961
High Yield Bond Trust (10/96)
Unit Value at beginning of year	1.267	1.261	1.258	1.257	1.251	1.247
Unit Value at end of year	1.315	1.306	1.302	1.300	1.292	1.285
Number of units outstanding at end of year	4,573	245,914	715,406	78,777	64,829	42,157
Managed Assets Trust (10/96)
Unit Value at beginning of year	1.519	1.512	1.509	1.507	1.500	1.495
Unit Value at end of year	1.724	1.713	1.708	1.705	1.694	1.686
Number of units outstanding at end of year	95,510	2,139,292	6,231,885	975,651	274,379	362,589
Money Market Portfolio (9/98)
Unit Value at beginning of year	1.013	1.012	1.012	1.012	1.011	1.011
Unit Value at end of year	1.057	1.054	1.053	1.052	1.049	1.047
Number of units outstanding at end of year	—	1,193,784	1,189,996	—	41,317	108
American Odyssey Funds, Inc.
American Odyssey Core Equity Fund (10/96)
Unit Value at beginning of year	1.628	1.620	1.617	1.615	1.608	1.603
Unit Value at end of year	1.613	1.603	1.598	1.595	1.585	1.577
Number of units outstanding at end of year	92,195	5,408,519	12,359,933	4,369,219	763,197	186,669
American Odyssey Emerging Opportunities Fund (10/96)
Unit Value at beginning of year	0.856	0.852	0.850	0.849	0.845	0.842
Unit Value at end of year	1.163	1.155	1.152	1.150	1.142	1.137
Number of units outstanding at end of year	92,398	5,098,615	11,854,378	5,046,010	627,445	91,325
American Odyssey Global High-Yield Bond Fund (10/96)
Unit Value at beginning of year	1.020	1.015	1.013	1.012	1.007	1.004
Unit Value at end of year	1.122	1.115	1.111	1.110	1.102	1.097
Number of units outstanding at end of year	11,641	1,603,123	3,452,649	1,544,303	190,747	18,326
American Odyssey Intermediate-Term Bond Fund (10/96)
Unit Value at beginning of year	1.172	1.167	1.164	1.163	1.158	1.154
Unit Value at end of year	1.183	1.175	1.171	1.169	1.162	1.156
Number of units outstanding at end of year	17,748	2,250,902	4,575,483	1,395,719	169,831	33,765
American Odyssey International Equity Fund (10/96)
Unit Value at beginning of year	1.302	1.297	1.294	1.292	1.286	1.282
Unit Value at end of year	1.716	1.705	1.699	1.696	1.685	1.677
Number of units outstanding at end of year	58,143	5,139,992	9,785,093	3,370,475	564,777	37,869

Appendix A
Condensed Financial Information (1999)†

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 1999

Portfolio Name	P1	P2	P3	P4	P5	P6

American Odyssey Long-Term Bond Fund (10/96)
Unit Value at beginning of year	1.235	1.230	1.227	1.226	1.220	1.216
Unit Value at end of year	1.194	1.186	1.183	1.181	1.173	1.167
Number of units outstanding at end of year	8,580	4,355,250	9,288,007	2,940,609	415,013	56,766
Delaware Group Premium Fund
REIT Series (1/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.958	0.956	0.955	0.954	0.952	0.951
Number of units outstanding at end of year	—	17,064	31,985	—	2,453	—
Small Cap Value Series (9/98)
Unit Value at beginning of year	1.121	1.120	1.119	1.120	1.120	1.119
Unit Value at end of year	1.060	1.057	1.056	1.055	1.053	1.051
Number of units outstanding at end of year	—	86,532	128,715	—	9,931	—
Dreyfus Variable Investment Fund
Appreciation Portfolio (7/98)(2)
Unit Value at beginning of year	1.077	1.076	1.076	1.075	1.074	1.074
Unit Value at end of year	1.193	1.190	1.188	1.187	1.184	1.181
Number of units outstanding at end of year	3,743	6,527,393	5,775,356	67,059	100,924	26,484
Small Cap Portfolio (9/98)
Unit Value at beginning of year	1.199	1.198	1.198	1.198	1.197	1.196
Unit Value at end of year	1.467	1.464	1.462	1.461	1.457	1.454
Number of units outstanding at end of year	63,771	363,977	437,132	106,854	44,319	15,312
Greenwich Street Series Fund
Equity Income Portfolio II (5/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.094	1.093	1.092	1.092	1.091	1.090
Number of units outstanding at end of year	—	1,014,729	1,901,306	—	11,806	4,744
Montgomery Funds III
Montgomery Variable Series Growth Fund (11/98)
Unit Value at beginning of year	1.071	1.071	1.070	1.070	1.070	1.070
Unit Value at end of year	1.286	1.283	1.281	1.281	1.278	1.275
Number of units outstanding at end of year	—	38,431	77,542	—	43	57
OCC Accumulation Trust
Equity Portfolio (10/98)
Unit Value at beginning of year	1.146	1.145	1.145	1.145	1.144	1.144
Unit Value at end of year	1.168	1.165	1.163	1.163	1.160	1.158
Number of units outstanding at end of year	—	103,534	1,085,047	—	3,604	—

Appendix A
Condensed Financial Information (1999)†

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 1999

Portfolio Name	P1	P2	P3	P4	P5	P6

Salomon Brothers Variable Series Funds, Inc.
Capital Fund (10/98)
Unit Value at beginning of year	1.147	1.146	1.146	1.146	1.146	1.145
Unit Value at end of year	1.392	1.388	1.387	1.386	1.383	1.380
Number of units outstanding at end of year	—	88,070	200,061	—	6,664	196
Investors Fund (10/98)
Unit Value at beginning of year	1.206	1.206	1.206	1.205	1.205	1.204
Unit Value at end of year	1.339	1.336	1.334	1.333	1.330	1.328
Number of units outstanding at end of year	106	66,421	62,568	4,318	1,501	2.737
Total Return Fund (9/98)
Unit Value at beginning of year	1.060	1.059	1.059	1.059	1.058	1.058
Unit Value at end of year	1.062	1.059	1.058	1.057	1.054	1.052
Number of units outstanding at end of year	—	30,146	128,948	—	1,458	—
Strong Variable Insurance Funds, Inc.
Strong, Schafer Value Fund II (9/98)
Unit Value at beginning of year	1.291	1.291	1.290	1.290	1.289	1.289
Unit Value at end of year	1.247	1.244	1.242	1.242	1.238	1.236
Number of units outstanding at end of year	—	15,579	16,658	—	275	—
Travelers Series Fund
Alliance Growth Portfolio (10/96)
Unit Value at beginning of year	1.753	1.746	1.742	1.740	1.732	1.726
Unit Value at end of year	2.305	2.290	2.283	2.279	2.265	2.254
Number of units outstanding at end of year	99,102	3,927,438	4,335,442	776,729	300,983	182,765
MFS Total Return Portfolio (10/96)
Unit Value at beginning of year	1.399	1.393	1.390	1.388	1.382	1.377
Unit Value at end of year	1.427	1.418	1.414	1.411	1.402	1.395
Number of units outstanding at end of year	76,473	1,023,136	1,607,844	113,121	238,310	136,549
Putnam Diversified Income Portfolio (10/96)
Unit Value at beginning of year	1.093	1.088	1.086	1.084	1.080	1.076
Unit Value at end of year	1.098	1.091	1.088	1.086	1.079	1.074
Number of units outstanding at end of year	9,311	278,395	249,302	59,424	139,658	227,738
Smith Barney High Income Portfolio (10/96)
Unit Value at beginning of year	1.179	1.173	1.171	1.170	1.165	1.161
Unit Value at end of year	1.202	1.194	1.191	1.189	1.181	1.176
Number of units outstanding at end of year	306	230,410	469,907	69,835	19,237	49,357
Smith Barney International Equity Portfolio
Unit Value at beginning of year	1.101	1.096	1.093	1.092	1.087	1.083
Unit Value at end of year	1.835	1.823	1.817	1.814	1.803	1.794
Number of units outstanding at end of year	6,115	349,576	1,188,533	209,539	92,095	25,632

Appendix A
Condensed Financial Information (1999)†

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 1999

Portfolio Name	P1	P2	P3	P4	P5	P6

Smith Barney Large Capitalization Growth Portfolio (8/98)
Unit Value at beginning of year	1.314	1.313	1.313	1.313	1.312	1.311
Unit Value at end of year	1.709	1.704	1.702	1.701	1.697	1.693
Number of units outstanding at end of year	—	649,086	663,945	87,242	51,499	1,853
Smith Barney Large Cap Value Portfolio (10/98)*
Unit Value at beginning of year	1.456	1.449	1.446	1.445	1.438	1.433
Unit Value at end of year	1.448	1.439	1.434	1.432	1.423	1.416
Number of units outstanding at end of year	64,998	77,050	896,535	1,338,259	107,554	218,475
Smith Barney Money Market Portfolio (10/98)*
Unit Value at beginning of year	1.102	1.097	1.095	1.094	1.089	1.085
Unit Value at end of year	1.148	1.141	1.137	1.135	1.128	1.122
Number of units outstanding at end of year	504,494	42,339	700,936	905,258	152,444	462,445
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (9/98)
Unit Value at beginning of year	1.222	1.289	1.289	1.288	1.288	1.287
Unit Value at end of year	1.454	1.451	1.449	1.448	1.444	1.442
Number of units outstanding at end of year	5,028	45,075	240,631	3.806	1.943	542
Disciplined Small Cap Stock Portfolio (11/98)
Unit Value at beginning of year	1.091	1.091	1.088	1.091	1.087	1.090
Unit Value at end of year	1.306	1.303	1.301	1.301	1.298	1.296
Number of units outstanding at end of year	515	6,963	38,065	3,028	1,707	—
Equity Income Portfolio (7/97)
Unit Value at beginning of year	1.187	1.184	1.182	1.182	1.178	1.176
Unit Value at end of year	1.238	1.232	1.229	1.228	1.222	1.217
Number of units outstanding at end of year	—	2,144,584	6,669,310	—	312,472	57,889
Federated High Yield Portfolio (10/97)*
Unit Value at beginning of year	1.053	1.050	1.049	1.048	1.046	1.044
Unit Value at end of year	1.079	1.074	1.072	1.070	1.066	1.062
Number of units outstanding at end of year	—	38,465	218,380	—	12,756	3,860
Federated Stock Portfolio (7/97)
Unit Value at beginning of year	1.270	1.266	1.264	1.263	1.259	1.257
Unit Value at end of year	1.329	1.323	1.320	1.318	1.311	1.307
Number of units outstanding at end of year	—	269,231	1,413,168	—	61,526	4,170
Large Cap Portfolio (7/97)
Unit Value at beginning of year	1.386	1.382	1.380	1.379	1.375	1.372
Unit Value at end of year	1.782	1.773	1.769	1.767	1.758	1.752
Number of units outstanding at end of year	—	2,550,992	4,955,852	—	234,329	7,759

Appendix A
Condensed Financial Information (1999)†

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 1999

Portfolio Name	P1	P2	P3	P4	P5	P6

Lazard International Stock Portfolio (8/97)
Unit Value at beginning of year	1.098	1.095	1.093	1.092	1.089	1.087
Unit Value at end of year	1.328	1.322	1.319	1.317	1.311	1.306
Number of units outstanding at end of year	—	369,840	440,369	—	65,435	36,439
MFS Mid Cap Growth Portfolio (9/98)
Unit Value at beginning of year	1.213	1.212	1.212	1.212	1.211	1.211
Unit Value at end of year	1.979	1.974	1.972	1.971	1.966	1.962
Number of units outstanding at end of year	415	233,024	154,186	9,187	1,622	—
MFS Research Portfolio (10/98)
Unit Value at beginning of year	1.245	1.245	1.245	1.244	1.244	1.243
Unit Value at end of year	1.531	1.527	1.525	1.524	1.521	1.518
Number of units outstanding at end of year	18,357	301,212	120,603	4,975	1,167	350
Social Awareness Stock Portfolio (10/96)
Unit Value at beginning of year	1.724	1.716	1.712	1.711	1.703	1.697
Unit Value at end of year	1.985	1.972	1.966	1.963	1.950	1.941
Number of units outstanding at end of year	40,351	608,076	2,313,144	497,383	139,985	229,469
Strategic Stock Portfolio (9/98)
Unit Value at beginning of year	1.072	1.071	1.071	1.071	1.070	1.070
Unit Value at end of year	1.118	1.115	1.114	1.113	1.110	1.108
Number of units outstanding at end of year	—	4,596	324,249	5,368	1,500	334
Travelers Quality Bond Portfolio (9/97)
Unit Value at beginning of year	1.102	1.099	1.098	1.097	1.094	1.092
Unit Value at end of year	1.107	1.102	1.100	1.098	1.093	1.090
Number of units outstanding at end of year	1,221	151,498	382,500	22,006	106,388	139,811
U.S. Government Securities Portfolio (10/96)
Unit Value at beginning of year	1.259	1.253	1.250	1.249	1.243	1.239
Unit Value at end of year	1.199	1.192	1.188	1.186	1.178	1.172
Number of units outstanding at end of year	—	110,708	880,918	206,083	74,915	110,011
Utilities Portfolio (10/96)
Unit Value at beginning of year	1.514	1.507	1.504	1.502	1.495	1.490
Unit Value at end of year	1.503	1.494	1.489	1.487	1.477	1.470
Number of units outstanding at end of year	8,345	118,785	375,024	99,467	65,548	5,986

Appendix A
Condensed Financial Information (1999)†

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 1999

Portfolio Name	P1	P2	P3	P4	P5	P6

Warburg Pincus Trust
Emerging Markets Portfolio (10/98)
Unit Value at beginning of year	1.080	1.079	1.079	1.079	1.079	1.078
Unit Value at end of year	1.947	1.942	1.940	1.939	1.934	1.931
Number of units outstanding at end of year	—	96,131	130,887	—	1,865	229

Unit values are shown for all mortality and expense risk charges even if there are no units outstanding.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

The financial statements of Separate Account QP and the consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

†	For this time period, the “Number of units outstanding at end of year” may include annuity units.

*	No longer available to new contract owners.

(1)	The .95% mortality and expense risk charge is not currently available through Gold Track Select Contracts.

(2)	Formerly Capital Appreciation Portfolio

Appendix A
Condensed Financial Information (2000)††

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

	Year Ended 2000

Portfolio Name	P1	P2	P3	P4	P5	P6

Capital Appreciation Fund (10/96)†
Unit Value at beginning of year	3.163	3.143	3.132	3.127	3.107	3.092
Unit Value at end of year	2.456	2.435	2.425	2.420	2.400	2.385
Number of units outstanding at end of year	996,560	30,028,515	8,351,011	4,588,594	909,468	1,555,883
High Yield Bond Trust (10/96)
Unit Value at beginning of year	1.315	1.306	1.302	1.300	1.292	1.285
Unit Value at end of year	1.319	1.308	1.303	1.300	1.289	1.281
Number of units outstanding at end of year	8,718	888,540	1,041,038	90,889	110,433	48,596
Managed Assets Trust (10/96)
Unit Value at beginning of year	1.724	1.713	1.708	1.705	1.694	1.686
Unit Value at end of year	1.686	1.672	1.665	1.662	1.648	1.637
Number of units outstanding at end of year	766,016	8,300,280	10,503,987	1,211,674	459,189	401,308
Money Market Portfolio (9/98)
Unit Value at beginning of year	1.057	1.054	1.053	1.052	1.049	1.047
Unit Value at end of year	1.116	1.111	1.108	1.107	1.102	1.098
Number of units outstanding at end of year	3,181	1,314,965	1,855,767	—	100,623	—
American Odyssey Funds, Inc.
American Odyssey Core Equity Fund (10/96)
Unit Value at beginning of year	1.613	1.603	1.598	1.595	1.585	1.577
Unit Value at end of year	1.364	1.352	1.347	1.344	1.333	1.324
Number of units outstanding at end of year	118,559	22,023,243	21,922,794	5,971,119	1,661,400	246,823
American Odyssey Emerging Opportunities Fund (10/96)
Unit Value at beginning of year	1.163	1.155	1.152	1.150	1.142	1.137
Unit Value at end of year	1.273	1.262	1.257	1.254	1.243	1.236
Number of units outstanding at end of year	138,115	20,433,292	16,945,814	5,414,219	1,071,633	123,164
American Odyssey Global High-Yield Bond Fund (10/96)†
Unit Value at beginning of year	1.122	1.115	1.111	1.110	1.102	1.097
Unit Value at end of year	1.073	1.064	1.059	1.057	1.048	1.041
Number of units outstanding at end of year	12,638	6,348,183	6,204,417	1,956,657	425,392	24,837
American Odyssey Intermediate-Term Bond Fund (10/96)†
Unit Value at beginning of year	1.183	1.175	1.171	1.169	1.162	1.156
Unit Value at end of year	1.253	1.243	1.237	1.235	1.224	1.217
Number of units outstanding at end of year	20,209	5,670,918	7,208,988	1,609,764	645,253	43,398
American Odyssey International Equity Fund (10/96)
Unit Value at beginning of year	1.716	1.705	1.699	1.696	1.685	1.677
Unit Value at end of year	1.568	1.555	1.549	1.545	1.532	1.523
Number of units outstanding at end of year	187,532	17,237,557	15,136,567	3,909,388	1,092,966	46,491

Appendix A
Condensed Financial Information (2000)††

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 2000

Portfolio Name	P1	P2	P3	P4	P5	P6

American Odyssey Long-Term Bond Fund (10/96)
Unit Value at beginning of year	1.194	1.186	1.183	1.181	1.173	1.167
Unit Value at end of year	1.334	1.322	1.317	1.314	1.303	1.295
Number of units outstanding at end of year	17,824	11,479,892	14,899,210	3,786,616	1,180,423	69,928
Delaware Group Premium Fund, Inc.
REIT Series (1/99)
Unit Value at beginning of year	0.958	0.956	0.955	0.954	0.952	0.951
Unit Value at end of year	1.250	1.245	1.243	1.242	1.237	1.233
Number of units outstanding at end of year	600	67,150	93,827	97,995	6,571	57
Small Cap Value Series (9/98)
Unit Value at beginning of year	1.060	1.057	1.056	1.055	1.053	1.051
Unit Value at end of year	1.245	1.240	1.237	1.236	1.230	1.226
Number of units outstanding at end of year	—	197,100	286,654	—	30,241	—
Dreyfus Variable Investment Fund
Appreciation Portfolio (7/98)
Unit Value at beginning of year	1.193	1.190	1.188	1.187	1.184	1.181
Unit Value at end of year	1.178	1.173	1.170	1.168	1.163	1.159
Number of units outstanding at end of year	8,776	9,459,681	7,923,781	119,392	274,697	75,462
Small Cap Portfolio (9/98)
Unit Value at beginning of year	1.467	1.464	1.462	1.461	1.457	1.454
Unit Value at end of year	1.653	1.645	1.642	1.640	1.632	1.627
Number of units outstanding at end of year	465,723	1,819,121	1,522,222	298,155	156,058	21,714
Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares (5/99)
Unit Value at beginning of year	1.094	1.093	1.092	1.092	1.091	1.090
Unit Value at end of year	0.987	0.983	0.982	0.981	0.978	0.975
Number of units outstanding at end of year	—	1,566,174	5,518,988	—	139,132	16,098
Montgomery Funds III
Montgomery Variable Series Growth Fund (11/98)†
Unit Value at beginning of year	1.286	1.283	1.281	1.281	1.278	1.275
Unit Value at end of year	1.162	1.157	1.155	1.153	1.149	1.145
Number of units outstanding at end of year	—	83,492	182,466	—	2,396	199
OCC Accumulation Trust
Equity Portfolio (10/98)†
Unit Value at beginning of year	1.168	1.165	1.163	1.163	1.160	1.158
Unit Value at end of year	1.276	1.270	1.267	1.266	1.260	1.256
Number of units outstanding at end of year	—	181,293	993,558	—	8,576	—

Appendix A
Condensed Financial Information (2000)††

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 2000

Portfolio Name	P1	P2	P3	P4	P5	P6

Salomon Brothers Variable Series Funds, Inc.
Capital Fund (10/98)
Unit Value at beginning of year	1.392	1.388	1.387	1.386	1.383	1.380
Unit Value at end of year	1.636	1.628	1.625	1.623	1.616	1.611
Number of units outstanding at end of year	554	224,472	830,518	—	50,827	535
Investors Fund (10/98)
Unit Value at beginning of year	1.339	1.336	1.334	1.333	1.330	1.328
Unit Value at end of year	1.534	1.527	1.524	1.522	1.515	1.510
Number of units outstanding at end of year	143,552	98,402	114,539	63,550	5,096	3,198
Total Return Fund (9/98)
Unit Value at beginning of year	1.062	1.059	1.058	1.057	1.054	1.052
Unit Value at end of year	1.139	1.134	1.131	1.130	1.125	1.121
Number of units outstanding at end of year	—	37,113	238,124	—	4,091	—
Strong Variable Insurance Funds, Inc.
Strong, Schafer Value Fund II (9/98)*
Unit Value at beginning of year	1.247	1.244	1.242	1.242	1.238	1.236
Unit Value at end of year	1.337	1.331	1.328	1.326	1.320	1.316
Number of units outstanding at end of year	—	36,165	51,233	—	1,202	—
Travelers Series Fund, Inc.
Alliance Growth Portfolio (10/96)
Unit Value at beginning of year	2.305	2.290	2.283	2.279	2.265	2.254
Unit Value at end of year	1.874	1.858	1.850	1.846	1.831	1.819
Number of units outstanding at end of year	275,547	23,043,619	7,514,662	945,729	501,928	255,841
MFS Total Return Portfolio (10/96)
Unit Value at beginning of year	1.427	1.418	1.414	1.411	1.402	1.395
Unit Value at end of year	1.655	1.641	1.634	1.631	1.617	1.607
Number of units outstanding at end of year	66,536	1,699,453	1,737,087	113,271	314,687	151,272
Putnam Diversified Income Portfolio (10/96)
Unit Value at beginning of year	1.098	1.091	1.088	1.086	1.079	1.074
Unit Value at end of year	1.088	1.079	1.074	1.072	1.063	1.056
Number of units outstanding at end of year	4,035	578,829	358,569	82,091	174,538	153,349
Smith Barney High Income Portfolio (10/96)
Unit Value at beginning of year	1.202	1.194	1.191	1.189	1.181	1.176
Unit Value at end of year	1.099	1.090	1.085	1.083	1.074	1.067
Number of units outstanding at end of year	170	329,280	575,898	89,238	25,915	49,732
Smith Barney International Equity Portfolio (10/96)
Unit Value at beginning of year	1.835	1.823	1.817	1.814	1.803	1.794
Unit Value at end of year	1.390	1.378	1.373	1.370	1.358	1.350
Number of units outstanding at end of year	212,288	1,750,019	2,064,021	560,029	138,505	58,628

Appendix A
Condensed Financial Information (2000)††

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 2000

Portfolio Name	P1	P2	P3	P4	P5	P6

Smith Barney Large Capitalization Growth Portfolio (8/98)
Unit Value at beginning of year	1.709	1.704	1.702	1.701	1.697	1.693
Unit Value at end of year	1.581	1.573	1.570	1.568	1.561	1.555
Number of units outstanding at end of year	78,925	1,305,175	1,419,996	187,316	142,592	6,223
Smith Barney Large Cap Value Portfolio (10/98)†
Unit Value at beginning of year	1.448	1.439	1.434	1.432	1.423	1.416
Unit Value at end of year	1.628	1.615	1.608	1.604	1.591	1.581
Number of units outstanding at end of year	706,152	1,347,297	1,162,121	1,337,882	159,017	204,244
Smith Barney Money Market Portfolio (10/98)†
Unit Value at beginning of year	1.148	1.141	1.137	1.135	1.128	1.122
Unit Value at end of year	1.210	1.200	1.195	1.192	1.182	1.175
Number of units outstanding at end of year	56,905	1,166,205	1,095,586	894,768	353,131	440,206
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (9/98)
Unit Value at beginning of year	1.454	1.451	1.449	1.448	1.444	1.442
Unit Value at end of year	1.686	1.678	1.675	1.673	1.665	1.659
Number of units outstanding at end of year	10,638	464,359	551,755	85,858	8,052	1,270
Disciplined Small Cap Stock Portfolio (11/98)†
Unit Value at beginning of year	1.306	1.303	1.301	1.301	1.298	1.296
Unit Value at end of year	1.325	1.320	1.317	1.315	1.310	1.306
Number of units outstanding at end of year	5,373	28,352	74,116	10,709	8,029	—
Equity Income Portfolio (7/97)
Unit Value at beginning of year	1.238	1.232	1.229	1.228	1.222	1.217
Unit Value at end of year	1.343	1.334	1.330	1.327	1.318	1.312
Number of units outstanding at end of year	33,200	3,017,489	8,694,057	—	366,173	79,718
Federated High Yield Portfolio (10/97)†
Unit Value at beginning of year	1.079	1.074	1.072	1.070	1.066	1.062
Unit Value at end of year	0.985	0.979	0.975	0.974	0.968	0.963
Number of units outstanding at end of year	—	37,604	279,023	—	11,277	6,461
Federated Stock Portfolio (7/97)
Unit Value at beginning of year	1.329	1.323	1.320	1.318	1.311	1.307
Unit Value at end of year	1.371	1.362	1.357	1.355	1.345	1.338
Number of units outstanding at end of year	—	357,769	1,809,305	—	85,674	7,045
Large Cap Portfolio (7/97)
Unit Value at beginning of year	1.782	1.773	1.769	1.767	1.758	1.752
Unit Value at end of year	1.515	1.504	1.499	1.497	1.486	1.479
Number of units outstanding at end of year	27,300	3,641,258	7,995,633	—	422,579	15,576

Appendix A
Condensed Financial Information (2000)††

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 2000

Portfolio Name	P1	P2	P3	P4	P5	P6

Lazard International Stock Portfolio (8/97)
Unit Value at beginning of year	1.328	1.322	1.319	1.317	1.311	1.306
Unit Value at end of year	1.169	1.161	1.157	1.155	1.147	1.142
Number of units outstanding at end of year	—	596,990	1,022,402	—	84,198	9,448
MFS Mid Cap Growth Portfolio (9/98)
Unit Value at beginning of year	1.979	1.974	1.972	1.971	1.966	1.962
Unit Value at end of year	2.152	2.142	2.137	2.135	2.125	2.118
Number of units outstanding at end of year	165,835	808,818	1,377,795	267,941	64,395	5,885
MFS Research Portfolio (10/98)
Unit Value at beginning of year	1.531	1.527	1.525	1.524	1.521	1.518
Unit Value at end of year	1.437	1.431	1.427	1.426	1.420	1.415
Number of units outstanding at end of year	156,027	486,870	271,264	30,148	12,601	2,997
Social Awareness Stock Portfolio (10/96)
Unit Value at beginning of year	1.985	1.972	1.966	1.963	1.950	1.941
Unit Value at end of year	1.964	1.947	1.939	1.935	1.918	1.906
Number of units outstanding at end of year	104,272	1,713,947	3,098,531	585,417	249,226	313,700
Strategic Stock Portfolio (9/98)†
Unit Value at beginning of year	1.118	1.115	1.114	1.113	1.110	1.108
Unit Value at end of year	1.225	1.220	1.217	1.216	1.210	1.206
Number of units outstanding at end of year	—	7,276	354,007	11,312	4,503	4,753
Travelers Quality Bond Portfolio (9/97)
Unit Value at beginning of year	1.107	1.102	1.100	1.098	1.093	1.090
Unit Value at end of year	1.177	1.170	1.166	1.164	1.156	1.151
Number of units outstanding at end of year	1,597	1,513,495	536,459	95,811	134,012	142,435
U.S. Government Securities Portfolio (10/96)
Unit Value at beginning of year	1.199	1.192	1.188	1.186	1.178	1.172
Unit Value at end of year	1.364	1.353	1.347	1.344	1.333	1.324
Number of units outstanding at end of year	1,246	657,535	1,106,538	327,066	96,447	138,105
Utilities Portfolio (10/96)
Unit Value at beginning of year	1.503	1.494	1.489	1.487	1.477	1.470
Unit Value at end of year	1.857	1.842	1.834	1.830	1.815	1.803
Number of units outstanding at end of year	33,199	920,744	656,973	131,675	68,174	6,646

Appendix A
Condensed Financial Information (2000)††

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 2000

Portfolio Name	P1	P2	P3	P4	P5	P6

Warburg Pincus Trust*
Emerging Markets Portfolio (10/98)*
Unit Value at beginning of year	1.947	1.942	1.940	1.939	1.934	1.931
Unit Value at end of year	1.325	1.319	1.316	1.315	1.309	1.305
Number of units outstanding at end of year	—	254,148	416,917	—	22,906	743

For 2000, unit values are shown for all mortality and expense risk charges even if there are no units outstanding.

The financial statements of Separate Account QP and the consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI. Dates shown next to fund name reflects the date money first came into the fund through the Separate Account. Funds not listed were not available or had no money yet allocated to them as of December 31, 2000.

*	Fund’s name has changed – see prospectus.

†	No longer available to new contract owners.

††	For this time period, “Number of units outstanding at end of year” may include annuity units.

The .95% mortality and expense risk charge is not currently available through Gold Track Select Contracts.

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

	Year Ended 2001

Portfolio Name	P1	P2	P3	P4	P5	P6

Capital Appreciation Fund (10/96)
Unit Value at beginning of year	2.456	2.435	2.425	2.420	2.400	2.385
Unit Value at end of year	1.804	1.786	1.776	1.772	1.753	1.740
Number of units outstanding at end of year	2,602,726	29,733,094	7,353,745	2,884,910	1,026,204	1,800,337
High Yield Bond Trust (10/96)
Unit Value at beginning of year	1.319	1.308	1.303	1.300	1.289	1.281
Unit Value at end of year	1.437	1.422	1.414	1.411	1.396	1.385
Number of units outstanding at end of year	194,917	1,252,735	1,092,333	51,721	190,095	67,746
Managed Assets Trust (10/96)
Unit Value at beginning of year	1.686	1.672	1.665	1.662	1.648	1.637
Unit Value at end of year	1.591	1.575	1.566	1.562	1.546	1.534
Number of units outstanding at end of year	2,310,281	7,761,938	10,742,074	751,677	659,963	438,370
Money Market Portfolio (9/98)
Unit Value at beginning of year	1.116	1.111	1.108	1.107	1.102	1.098
Unit Value at end of year	1.151	1.143	1.140	1.138	1.130	1.125
Number of units outstanding at end of year	2,797,896	2,173,178	3,329,970	—	345,550	8,164
AIM Variable Insurance Funds, Inc. (7/01)
AIM V.I. Value Fund *
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.890	0.889	0.888	0.888	0.886	0.886
Number of units outstanding at end of year	178,744	14,058	17,938	—	—	9,328
CitiStreet Funds, Inc.(1)
CitiStreet Large Company Stock Fund (10/96) (2)
Unit Value at beginning of year	1.364	1.352	1.347	1.344	1.333	1.324
Unit Value at end of year	1.142	1.130	1.124	1.122	1.110	1.101
Number of units outstanding at end of year	272,388	35,202,731	33,454,366	5,894,655	2,715,265	326,861
CitiStreet Small Company Stock Fund (10/96) (3)
Unit Value at beginning of year	1.273	1.262	1.257	1.254	1.243	1.236
Unit Value at end of year	1.285	1.272	1.265	1.262	1.248	1.239
Number of units outstanding at end of year	304,920	17,341,913	14,079,209	3,104,281	991,516	121,305
CitiStreet International Stock Fund (10/96) (4)
Unit Value at beginning of year	1.568	1.555	1.549	1.545	1.532	1.523
Unit Value at end of year	1.225	1.212	1.206	1.203	1.190	1.181
Number of units outstanding at end of year	349,886	27,148,815	23,980,497	4,102,274	2,019,758	81,149

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 2001

Portfolio Name	P1	P2	P3	P4	P5	P6

CitiStreet Diversified Bond Fund (10/96) (5)
Unit Value at beginning of year	1.334	1.322	1.317	1.314	1.303	1.295
Unit Value at end of year	1.417	1.402	1.395	1.391	1.376	1.366
Number of units outstanding at end of year	122,849	26,013,417	30,263,549	4,579,017	2,567,937	150,472
Credit Suisse Trust (7/01)
Emerging Markets Portfolio
Unit Value at beginning of year	1.325	1.319	1.316	1.315	1.309	1.305
Unit Value at end of year	1.190	1.182	1.178	1.176	1.169	1.163
Number of units outstanding at end of year	11,235	325,619	428,951	—	46,246	1,869
Delaware Group Premium Fund, Inc.
REIT Series (1/99)
Unit Value at beginning of year	1.250	1.245	1.243	1.242	1.237	1.233
Unit Value at end of year	1.352	1.344	1.340	1.338	1.330	1.324
Number of units outstanding at end of year	71,516	137,268	200,175	14,757	17,886	4,245
Small Cap Value Series (9/98)
Unit Value at beginning of year	1.245	1.240	1.237	1.236	1.230	1.226
Unit Value at end of year	1.385	1.375	1.371	1.369	1.360	1.353
Number of units outstanding at end of year	119,147	542,325	512,386	—	31,849	5,788
Dreyfus Variable Investment Fund
Appreciation Portfolio (7/98)
Unit Value at beginning of year	1.178	1.173	1.170	1.168	1.163	1.159
Unit Value at end of year	1.062	1.055	1.051	1.050	1.042	1.037
Number of units outstanding at end of year	100,385	10,775,407	8,040,744	58,620	389,965	136,753
Small Cap Portfolio (9/98)
Unit Value at beginning of year	1.653	1.645	1.642	1.640	1.632	1.627
Unit Value at end of year	1.542	1.532	1.527	1.525	1.515	1.507
Number of units outstanding at end of year	892,061	3,043,989	2,746,630	189,092	277,391	93,689
Greenwich Street Series Fund
Appreciation Portfolio
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.945	0.943	0.943	0.943	0.941	0.940
Number of units outstanding at end of year	38,147	31,907	5,643	—	—	4,178
Equity Index Portfolio—Class II Shares (5/99)
Unit Value at beginning of year	0.987	0.983	0.982	0.981	0.978	0.975
Unit Value at end of year	0.859	0.855	0.853	0.852	0.847	0.844
Number of units outstanding at end of year	2,211,151	2,849,660	8,223,768	—	297,514	133,552
Fundamental Value Portfolio (6)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.925	0.924	0.924	0.923	0.922	0.921
Number of units outstanding at end of year	287,679	71,327	440,652	—	3,159	6,898

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 2001

Portfolio Name	P1	P2	P3	P4	P5	P6

Janus Aspen Series
Aggressive Growth Portfolio (07/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.773	0.772	0.772	0.772	0.771	0.770
Number of units outstanding at end of year	323,705	1,477	8,526	—	276	4,574
Balanced Portfolio (7/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.964	0.962	0.962	0.961	0.960	0.959
Number of units outstanding at end of year	1,050,044	13,448	164,981	191	—	7,538
Worldwide Growth Portfolio(7/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.841	0.840	0.839	0.839	0.838	0.837
Number of units outstanding at end of year	793,901	23,216	40,798		312	5,640
Montgomery Funds III
Montgomery Variable Series Growth Fund (11/98)†
Unit Value at beginning of year	1.162	1.157	1.155	1.153	1.149	1.145
Unit Value at end of year	0.915	0.910	0.907	0.905	0.900	0.895
Number of units outstanding at end of year	—	105,359	230,280	—	5,979	438
OCC Accumulation Trust
Equity Portfolio (10/98)†
Unit Value at beginning of year	1.276	1.270	1.267	1.266	1.260	1.256
Unit Value at end of year	1.179	1.172	1.168	1.166	1.158	1.153
Number of units outstanding at end of year	—	817,184	485,566	—	19,786	353
PIMCO Variable Insurance Trust (7/01)
Total Return Bond Portfolio*
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.059	1.057	1.056	1.056	1.055	1.054
Number of units outstanding at end of year	241,694	45,689	53,795	10,675	5,387	7,564
Putnam Variable Trust (7/01)
Putnam VT International Growth Fund
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.862	0.861	0.860	0.860	0.859	0.858
Number of units outstanding at end of year	381,220	2,266	28,620	6,840	—	5,115
Putnam VT Small Cap Value Fund (7/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.094	1.093	1.092	1.092	1.090	1.089
Number of units outstanding at end of year	255,109	17,255	82,682	—	258	2,938
Putnam VT Voyager II Fund(7/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.810	0.809	0.808	0.808	0.807	0.806
Number of units outstanding at end of year	45,903	1,007	24	—	8,360	2,387

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 2001

Portfolio Name	P1	P2	P3	P4	P5	P6

Salomon Brothers Variable Series Funds, Inc.
Capital Fund (10/98)
Unit Value at beginning of year	1.636	1.628	1.625	1.623	1.616	1.611
Unit Value at end of year	1.657	1.646	1.641	1.638	1.628	1.620
Number of units outstanding at end of year	787,918	759,039	1,748,997	1,563	94,673	29,111
Investors Fund (10/98)(7)
Unit Value at beginning of year	1.534	1.527	1.524	1.522	1.515	1.510
Unit Value at end of year	1.462	1.452	1.447	1.445	1.436	1.429
Number of units outstanding at end of year	543,168	384,727	659,155	40,696	26,027	50,373
Small Cap Growth Fund (7/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.975	0.974	0.973	0.973	0.971	0.970
Number of units outstanding at end of year	195,824	2,204	2,230	—	172	565
Total Return Fund (9/98)
Unit Value at beginning of year	1.139	1.134	1.131	1.130	1.125	1.121
Unit Value at end of year	1.123	1.116	1.112	1.110	1.103	1.097
Number of units outstanding at end of year	1,241	66,956	299,085	—	18,515	324
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (7/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.899	0.897	0.897	0.896	0.895	0.894
Number of units outstanding at end of year	6,851	3,470	9,901	—	6,649	8,590
Smith Barney Premier Selections All Cap Growth Portfolio (7/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.899	0.898	0.897	0.897	0.896	0.895
Number of units outstanding at end of year	11,736	28,501	1,374	—	—	2,490
Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II (9/98)(8)
Unit Value at beginning of year	1.337	1.331	1.328	1.326	1.320	1.316
Unit Value at end of year	1.383	1.374	1.370	1.368	1.359	1.352
Number of units outstanding at end of year	88,759	62,074	162,224	—	5,490	1,420
Travelers Series Fund, Inc.
Aim Capital Appreciation Portfolio (08/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.869	0.867	0.867	0.867	0.865	0.864
Number of units outstanding at end of year	20,879	10,002	2,726	—	6,390	1,220
Alliance Growth Portfolio (10/96)
Unit Value at beginning of year	1.874	1.858	1.850	1.846	1.831	1.819
Unit Value at end of year	1.614	1.597	1.589	1.584	1.568	1.556
Number of units outstanding at end of year	544,899	24,269,522	8,483,917	622,943	679,805	255,561

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 2001

Portfolio Name	P1	P2	P3	P4	P5	P6

MFS Total Return Portfolio (10/96)
Unit Value at beginning of year	1.655	1.641	1.634	1.631	1.617	1.607
Unit Value at end of year	1.645	1.628	1.619	1.615	1.598	1.586
Number of units outstanding at end of year	1,523,540	3,693,144	2,739,880	83,031	387,113	293,600
Putnam Diversified Income Portfolio (10/96)
Unit Value at beginning of year	1.088	1.079	1.074	1.072	1.063	1.056
Unit Value at end of year	1.127	1.115	1.109	1.106	1.095	1.086
Number of units outstanding at end of year	117,990	645,466	452,977	49,041	199,181	153,641
Smith Barney Aggressive Growth Portfolio
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.950	0.949	0.948	0.948	0.947	0.946
Number of units outstanding at end of year	646,990	170,156	563,198	—	4,297	2,244
Smith Barney High Income Portfolio (10/96)
Unit Value at beginning of year	1.099	1.090	1.085	1.083	1.074	1.067
Unit Value at end of year	1.051	1.040	1.035	1.032	1.022	1.014
Number of units outstanding at end of year	12,732	494,130	499,948	40,627	95,509	60,523
Smith Barney International All Cap Growth Portfolio (10/96)(9)
Unit Value at beginning of year	1.390	1.378	1.373	1.370	1.358	1.350
Unit Value at end of year	0.951	0.941	0.936	0.934	0.924	0.917
Number of units outstanding at end of year	113,887	2,754,103	1,871,050	407,552	200,689	96,390
Smith Barney Large Capitalization Growth Portfolio (8/98)
Unit Value at beginning of year	1.581	1.573	1.570	1.568	1.561	1.555
Unit Value at end of year	1.375	1.365	1.361	1.359	1.350	1.343
Number of units outstanding at end of year	124,406	1,925,999	1,850,997	141,575	211,516	22,563
Smith Barney Large Cap Value Portfolio (10/98)†
Unit Value at beginning of year	1.628	1.615	1.608	1.604	1.591	1.581
Unit Value at end of year	1.486	1.471	1.463	1.459	1.444	1.433
Number of units outstanding at end of year	2,156,095	751,488	1,110,330	900,664	201,867	237,866
Smith Barney Money Market Portfolio (10/98)†
Unit Value at beginning of year	1.210	1.200	1.195	1.192	1.182	1.175
Unit Value at end of year	1.247	1.234	1.228	1.225	1.212	1.202
Number of units outstanding at end of year	36,990	1,539,892	1,220,955	637,197	424,446	591,721
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (9/98)
Unit Value at beginning of year	1.686	1.678	1.675	1.673	1.665	1.659
Unit Value at end of year	1.608	1.598	1.593	1.590	1.580	1.572
Number of units outstanding at end of year	369,948	1,069,783	887,516	99,201	26,479	36,696

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 2001

Portfolio Name	P1	P2	P3	P4	P5	P6

Equity Income Portfolio (7/97)
Unit Value at beginning of year	1.343	1.334	1.330	1.327	1.318	1.312
Unit Value at end of year	1.247	1.236	1.231	1.228	1.217	1.209
Number of units outstanding at end of year	866,686	3,856,038	8,908,493	—	408,945	142,279
Federated High Yield Portfolio (10/97)†
Unit Value at beginning of year	0.985	0.979	0.975	0.974	0.968	0.963
Unit Value at end of year	0.998	0.990	0.985	0.983	0.975	0.969
Number of units outstanding at end of year	—	40,900	213,597	—	10,198	9,162
Federated Stock Portfolio (7/97)
Unit Value at beginning of year	1.371	1.362	1.357	1.355	1.345	1.338
Unit Value at end of year	1.386	1.373	1.367	1.364	1.352	1.343
Number of units outstanding at end of year	17,042	669,949	1,405,018	—	103,525	10,237
Large Cap Portfolio (7/97)
Unit Value at beginning of year	1.515	1.504	1.499	1.497	1.486	1.479
Unit Value at end of year	1.245	1.234	1.228	1.225	1.215	1.207
Number of units outstanding at end of year	547,251	5,782,038	7,061,359	—	605,872	61,266
Lazard International Stock Portfolio (8/97)
Unit Value at beginning of year	1.169	1.161	1.157	1.155	1.147	1.142
Unit Value at end of year	0.858	0.850	0.847	0.845	0.837	0.832
Number of units outstanding at end of year	15,934	798,507	1,156,058	—	119,854	18,322
MFS Emerging Growth Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.816	0.815	0.814	0.814	0.813	0.812
Number of units outstanding at end of year	4,859	2,628	2,723	—	40	10,904
MFS Mid Cap Growth Portfolio (9/98)
Unit Value at beginning of year	2.152	2.142	2.137	2.135	2.125	2.118
Unit Value at end of year	1.633	1.622	1.617	1.614	1.603	1.596
Number of units outstanding at end of year	325,204	1,560,714	1,931,447	192,605	144,030	53,126
MFS Research Portfolio (10/98)
Unit Value at beginning of year	1.437	1.431	1.427	1.426	1.420	1.415
Unit Value at end of year	1.108	1.101	1.097	1.095	1.088	1.083
Number of units outstanding at end of year	230,822	734,386	367,340	18,083	20,448	13,530
Social Awareness Stock Portfolio (10/96)
Unit Value at beginning of year	1.964	1.947	1.939	1.935	1.918	1.906
Unit Value at end of year	1.646	1.629	1.620	1.616	1.599	1.587
Number of units outstanding at end of year	276,743	1,999,114	3,425,736	362,465	313,580	355,392
Travelers Quality Bond Portfolio (9/97)
Unit Value at beginning of year	1.177	1.170	1.166	1.164	1.156	1.151
Unit Value at end of year	1.254	1.243	1.238	1.235	1.225	1.217
Number of units outstanding at end of year	131,098	2,340,766	1,017,864	134,991	155,136	173,332

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 2001

Portfolio Name	P1	P2	P3	P4	P5	P6

U.S. Government Securities Portfolio (10/96)
Unit Value at beginning of year	1.364	1.353	1.347	1.344	1.333	1.324
Unit Value at end of year	1.435	1.420	1.413	1.409	1.394	1.383
Number of units outstanding at end of year	34,745	1,949,970	1,682,264	327,668	155,072	186,516
Utilities Portfolio (10/96)
Unit Value at beginning of year	1.857	1.842	1.834	1.830	1.815	1.803
Unit Value at end of year	1.421	1.407	1.399	1.396	1.381	1.370
Number of units outstanding at end of year	87,240	1,267,842	1,031,776	115,965	134,756	57,561
Van Kampen Life Investment Trust
Emerging Growth Portfolio – Class II (7/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.819	0.818	0.817	0.817	0.816	0.815
Number of units outstanding at end of year	56,640	9,230	7,044	—	4,565	4,939
Enterprise Portfolio – Class II (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.913	0.912	0.911	0.911	0.910	0.909
Number of units outstanding at end of year	6,891	2,535	5,450	—	—	426
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (7/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.950	0.949	0.948	0.948	0.947	0.946
Number of units outstanding at end of year	74,692	2,157	341	—	—	1,173
Variable Insurance Products Fund II
Contrafund Portfolio – Service Class 2 (4/97)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.951	0.950	0.949	0.949	0.948	0.947
Number of units outstanding at end of year	1,433,561	655	73,676	18,707	—	10,328

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended 2001

Portfolio Name	P1	P2	P3	P4	P5	P6

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio – Service Class 2 (9/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.848	0.847	0.846	0.846	0.845	0.844
Number of units outstanding at end of year	10,715	1,000	1,317	—	—	1,686
Mid Cap Portfolio – Service Class 2 (7/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	1.034	1.032	1.032	1.031	1.030	1.029
Number of units outstanding at end of year	194,753	50,422	13,933	—	—	1,660

For 2001, unit values are shown for all mortality and expense risk charges even if there are no units outstanding.

The financial statements of Separate Account QP and the consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI. Dates shown next to fund name reflects the date money first came into the fund through the Separate Account. Funds not listed were not available or had no money yet allocated to them as of December 31, 2001.

The .95% mortality and expense risk charge is not currently available through Gold Track Select Contracts.

†	No longer available to new contract owners.

*	Fund’s name has changed – see prospectus.

(1)	Formerly American Odyssey Funds, Inc.

(2)	Formerly American Odyssey Core Equity Fund.

(3)	Formerly American Odyssey Emerging Opportunities Fund.

(4)	Formerly American Odyssey International Equity Fund.

(5)	Formerly American Odyssey Long-Term Bond Fund. As a result of a merger in 2001, and coinciding with the Fund’s name change, Long-Term Bond Fund acquired the assets and stated liabilities of American Odyssey Global High-Yield Bond Fund and American Odyssey Intermediate-Term Bond Fund.

(6)	Formerly Total Return Fund. As the result of a merger in 2001, Investors Fund acquired the assets and stated liabilities of The Travelers Series Trust: Strategic Stock Portfolio and The Travelers Series Trust: Jurika and Voyles Core Equity Portfolio.

(7)	Formerly Strong Schafer Value Fund II.

(8)	Formerly Smith Barney International Equity Fund.

APPENDIX B

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

      The Insurance Company
      Principal Underwriter
      Distribution and Principal Underwriting Agreement
      Valuation of Assets
      Performance Information
      Federal Tax Considerations
      Independent Accountants
      Financial Statements

Copies of the Statement of Additional Information dated May 1, 2002 (Form No. L 12549S) are available without charge. To request a copy, please complete the coupon found below and mail it to: The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, Connecticut, 06183-9061.

Name:
Address:

B-1

APPENDIX C

TEXAS OPTIONAL RETIREMENT PLAN PARTICIPANTS

As provided in the Texas Optional Retirement Program (“Texas ORP”), a participant may not receive a loan, a surrender or payment of any annuity or any benefit under the Contract, and may not transfer or exchange the cash surrender value of the Contract until one of the following events:

    Death
    Disability (as defined by Internal Revenue Code 72(m)(7)
    Attainment of age 701/2
    Retirement
    Termination of employment in all public institutions of higher education in Texas

If the participant does not begin a second year of participation in the Texas ORP, the Company will pay the participant’s cash surrender value, as directed by the Contract Owner.

The Company will require a written statement from the applicable insitution certifying their agreement to any withdrawals.

C-1

L-12549-C	May 1, 2002